UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: January 31, 2008

*	This Form N-CSR pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund, MFS New Endeavor Fund and MFS Strategic Value Fund.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Strategic Value Fund

CONTACT INFORMATION	BACK COVER

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

1/31/08

SVF-SEM

LETTER FROM THE CEO

Dear Shareholders:

Many of our MFS® fund shareholders have been justifiably concerned, as have most investors around the world, about the state of the global economy. As we enter 2008 we see the market volatility that began in the third quarter of 2007 has intensified.

We here at MFS, and those before us who guided the firm with the same disciplined investment process, have weathered many major economic disruptions over our eight-plus decades of managing clients’ investments. We have managed money through the Great Depression, 14 recessions, as well as numerous market crises caused by wars, political upheavals, and terrorist attacks. MFS remains in business because our investors believe in the integrity of our long-term investment strategy and its proven results.

Worries over market volatility are valid, and investors cannot always expect to see the kind of returns stocks have delivered in the bull markets of past years. Yet we believe our strategy of ADR — allocating across the major asset classes, diversifying within each class, and regularly rebalancing your portfolio to maintain your desired allocation — can help you pursue the highest investment returns while minimizing the effects of market fluctuations.

MFS is a world leader in domestic and global investing. Our team approach is research driven, globally integrated, and balanced. We have 176 investment management professionals located in the Americas, Europe, and Asia who focus on the fundamentals of each security and then integrate our sophisticated quantitative approach.* This collaborative process allows us to find opportunities in any market environment.

I personally would like to thank you for your continued business. We want you to be confident that we are constantly managing our fund offerings with you in mind, while adding new products that can help you to choose what fits your unique financial goals.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

March 14, 2008

* as of 12/31/07

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Top ten holdings
D.R. Horton, Inc.	3.0%
Travelers Cos., Inc.	2.7%
Macy’s, Inc.	2.4%
Amgen, Inc.	2.3%
Boston Scientific Corp.	2.3%
Conseco, Inc.	2.1%
Genworth Financial, Inc., “A”	2.0%
Wyeth	2.0%
New York Community Bancorp, Inc.	1.9%
General Mills, Inc.	1.9%

Equity sectors
Financial Services	26.7%
Utilities & Communications	12.9%
Health Care	11.8%
Energy	9.4%
Autos & Housing	8.0%
Industrial Goods & Services	5.9%
Consumer Staples	5.8%
Retailing	5.1%
Technology	4.4%
Leisure	4.0%
Basic Materials	3.1%
Special Products & Services	1.8%

Percentages are based on net assets as of 1/31/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

August 1, 2007 through January 31, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007 through January 31, 2008.

Actual expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/07	Ending Account Value 1/31/08	Expenses Paid During Period (p) 8/01/07-1/31/08
A	Actual	1.31%	$1,000.00	$896.69	$6.25
	Hypothetical (h)	1.31%	$1,000.00	$1,018.55	$6.65
B	Actual	1.97%	$1,000.00	$893.14	$9.37
	Hypothetical (h)	1.97%	$1,000.00	$1,015.23	$9.98
C	Actual	1.97%	$1,000.00	$893.98	$9.38
	Hypothetical (h)	1.97%	$1,000.00	$1,015.23	$9.98
I	Actual	0.96%	$1,000.00	$898.01	$4.58
	Hypothetical (h)	0.96%	$1,000.00	$1,020.31	$4.88
R	Actual	1.44%	$1,000.00	$895.98	$6.86
	Hypothetical (h)	1.44%	$1,000.00	$1,017.90	$7.30
R1	Actual	2.08%	$1,000.00	$893.20	$9.90
	Hypothetical (h)	2.08%	$1,000.00	$1,014.68	$10.53
R2	Actual	1.68%	$1,000.00	$895.13	$8.00
	Hypothetical (h)	1.68%	$1,000.00	$1,016.69	$8.52
R3	Actual	1.60%	$1,000.00	$895.28	$7.62
	Hypothetical (h)	1.60%	$1,000.00	$1,017.09	$8.11
R4	Actual	1.34%	$1,000.00	$896.57	$6.39
	Hypothetical (h)	1.34%	$1,000.00	$1,018.40	$6.80
R5	Actual	1.05%	$1,000.00	$897.74	$5.01
	Hypothetical (h)	1.05%	$1,000.00	$1,019.86	$5.33

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Effective January 1, 2008 the fund’s Class R2, Class R3, Class R4, and Class R5 retirement plan administration and service fee was terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee not been in effect throughout the entire six month period, the annualized expense ratios would have been 1.47%, 1.48%, 1.22% and 0.97% for Class R2, Class R3, Class R4 and Class R5 shares, respectively. The actual expenses paid during the period would have been approximately $7.01, $7.06, $5.82, and $4.63 and the hypothetical expenses paid during the period would have been approximately $7.46, $7.51, $6.19 and $4.93 for Class R2, Class R3, Class R4 and Class R5 shares, respectively.

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and service fee was terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fees been in effect throughout the entire six month period, the annualized expense ratio would have been 1.98%. The actual expenses paid during the period would have been approximately $9.43 and the hypothetical expenses paid during the period would have been approximately $10.03.

4

PORTFOLIO OF INVESTMENTS

1/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.9%
Issuer	Shares/Par	Value ($)

Aerospace - 1.2%

Lockheed Martin Corp.	60,810	$6,562,615

Alcoholic Beverages - 1.1%
Diageo PLC	280,960	$5,658,339

Automotive - 1.9%
Bayerische Motoren Werke AG	38,040	$2,105,831
Harley-Davidson, Inc.	200,150	8,122,087

		$10,227,918
Biotechnology - 2.3%
Amgen, Inc. (a)	258,530	$12,044,913

Broadcasting - 1.1%
E.W. Scripps Co., “A”	147,520	$6,007,014

Brokerage & Asset Managers - 5.0%
Bear Stearns Cos., Inc.	102,090	$9,218,727
E*TRADE Financial Corp. (a)	1,345,270	6,685,992
Franklin Resources, Inc.	14,580	1,519,673
Legg Mason, Inc.	128,240	9,233,280

		$26,657,672
Business Services - 1.8%
Fidelity National Information Services, Inc.	218,740	$9,285,513

Computer Software - Systems - 1.2%
International Business Machines Corp.	56,980	$6,116,233

Construction - 3.0%
D.R. Horton, Inc.	926,010	$15,973,673

Electrical Equipment - 1.9%
WESCO International, Inc. (a)	236,970	$10,009,613

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 2.7%
Flextronics International Ltd. (a)	631,260	$7,385,742
Samsung Electronics Co. Ltd., GDR	20,977	6,607,755

		$13,993,497
Energy - Independent - 3.5%
Anadarko Petroleum Corp.	45,670	$2,675,805
Apache Corp.	64,950	6,198,828
Devon Energy Corp.	110,640	9,402,187

		$18,276,820
Energy - Integrated - 5.9%
Exxon Mobil Corp.	97,120	$8,391,168
Hess Corp.	60,810	5,523,372
Marathon Oil Corp.	164,330	7,698,861
TOTAL S.A., ADR	134,370	9,779,449

		$31,392,850
Food & Beverages - 3.0%
General Mills, Inc.	186,330	$10,175,481
Nestle S.A.	12,823	5,724,130

		$15,899,611
Food & Drug Stores - 0.9%
Safeway, Inc.	149,210	$4,624,018

Forest & Paper Products - 0.9%
AbitibiBowater, Inc.	199,070	$4,930,964

Furniture & Appliances - 3.1%
Jarden Corp. (a)	405,530	$10,154,471
Whirlpool Corp.	74,280	6,321,971

		$16,476,442
Gaming & Lodging - 1.9%
Royal Caribbean Cruises Ltd.	246,980	$9,948,354

General Merchandise - 2.4%
Macy’s, Inc.	458,440	$12,671,282

Health Maintenance Organizations - 1.1%
WellPoint, Inc. (a)	75,460	$5,900,972

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 13.3%
Allstate Corp.	100,000	$4,927,000
American International Group, Inc.	164,990	9,100,848
Conseco, Inc. (a)	931,910	11,220,196
Genworth Financial, Inc., “A”	441,830	10,754,142
Hartford Financial Services Group, Inc.	70,640	5,705,593
Max Capital Group Ltd.	348,860	9,904,135
MBIA, Inc.	191,450	2,967,475
MetLife, Inc.	22,400	1,320,928
Travelers Cos., Inc.	296,600	14,266,460

		$70,166,777
Leisure & Toys - 0.7%
Polaris Industries, Inc.	87,330	$3,793,615

Machinery & Tools - 2.8%
Kennametal, Inc.	187,430	$5,740,981
Timken Co.	305,070	9,222,266

		$14,963,247
Major Banks - 5.2%
Bank of America Corp.	222,028	$9,846,942
Bank of New York Mellon Corp.	111,079	5,179,614
Huntington Bancshares, Inc.	136,640	1,837,808
JPMorgan Chase & Co.	208,360	9,907,518
UnionBanCal Corp.	19,700	966,482

		$27,738,364
Medical & Health Technology & Services - 1.6%
DaVita, Inc. (a)	107,330	$5,726,056
Omnicare, Inc.	133,820	2,962,775

		$8,688,831
Medical Equipment - 4.8%
Advanced Medical Optics, Inc. (a)	302,750	$6,366,833
Boston Scientific Corp. (a)	988,960	11,996,085
Cooper Cos., Inc.	113,100	4,453,878
Pall Corp.	73,220	2,701,086

		$25,517,882
Metals & Mining - 2.2%
Allegheny Technologies, Inc.	77,390	$5,448,256
Century Aluminum Co. (a)	121,790	6,331,862

		$11,780,118

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Distribution - 1.0%
Sempra Energy	89,670	$5,012,553

Natural Gas - Pipeline - 1.2%
Williams Cos., Inc.	190,860	$6,101,794

Network & Telecom - 0.5%
Nortel Networks Corp. (a)	223,897	$2,791,996

Other Banks & Diversified Financials - 3.2%
American Capital Strategies Ltd.	69,850	$2,456,625
Freddie Mac	142,910	4,343,035
New York Community Bancorp, Inc.	555,050	10,296,178

		$17,095,838
Pharmaceuticals - 2.0%
Wyeth	269,140	$10,711,772

Restaurants - 0.3%
Panera Bread Co., “A” (a)	46,660	$1,762,815

Specialty Stores - 1.8%
Staples, Inc.	396,440	$9,490,774

Telephone Services - 4.6%
Embarq Corp.	156,600	$7,093,980
Qwest Communications International, Inc.	903,230	5,310,992
TELUS Corp.	159,260	6,693,663
Verizon Communications, Inc.	128,485	4,990,357

		$24,088,992
Tobacco - 1.7%
Altria Group, Inc.	117,450	$8,905,059

Utilities - Electric Power - 6.1%
American Electric Power Co., Inc.	134,610	$5,765,346
CMS Energy Corp.	166,920	2,615,636
DPL, Inc.	169,050	4,692,828
Pepco Holdings, Inc.	262,120	6,673,575
PG&E Corp.	125,860	5,165,294
Public Service Enterprise Group, Inc.	77,840	7,472,640

		$32,385,319
Total Common Stocks (Identified Cost, $552,772,229)		$523,654,059

8

Portfolio of Investments (unaudited) – continued

Short-Term Obligations - 0.8%
Issuer	Shares/Par	Value ($)

General Electric Capital Corp., 3.02%, due 2/01/08, at Amortized Cost and Value (y)	$4,087,000	$4,087,000
Total Investments (Identified Cost, $556,859,229)		$527,741,059

Other Assets, Less Liabilities - 0.3%		1,799,211
Net Assets - 100.0%		$529,540,270

(a)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $556,859,229)	$527,741,059
Cash	911
Receivable for investments sold	6,981,006
Receivable for fund shares sold	241,563
Dividends receivable	315,278
Other assets	7,467
Total assets		$535,287,284
Liabilities
Payable for investments purchased	$2,709,558
Payable for fund shares reacquired	2,393,413
Payable to affiliates
Management fee	18,536
Shareholder servicing costs	396,792
Distribution and service fees	16,955
Administrative services fee	408
Retirement plan administration and services fees	26
Payable for independent trustees’ compensation	2,721
Accrued expenses and other liabilities	208,605
Total liabilities		$5,747,014
Net assets		$529,540,270
Net assets consist of:
Paid-in capital	$544,559,046
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(29,118,170)
Accumulated net realized gain (loss) on investments and foreign currency transactions	14,015,833
Undistributed net investment income	83,561
Net assets		$529,540,270
Shares of beneficial interest outstanding		44,313,380

10

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$305,637,138
Shares outstanding	25,214,770
Net asset value per share		$12.12
Offering price per share (100 / 94.25 × net asset value per share)		$12.86
Class B shares
Net assets	$143,461,773
Shares outstanding	12,269,005
Net asset value and offering price per share		$11.69
Class C shares
Net assets	$59,444,547
Shares outstanding	5,077,801
Net asset value and offering price per share		$11.71
Class I shares
Net assets	$6,624,576
Shares outstanding	544,628
Net asset value, offering price, and redemption price per share		$12.16
Class R shares
Net assets	$1,820,622
Shares outstanding	150,550
Net asset value, offering price, and redemption price per share		$12.09
Class R1 shares
Net assets	$1,368,005
Shares outstanding	118,829
Net asset value, offering price, and redemption price per share		$11.51
Class R2 shares
Net assets	$683,778
Shares outstanding	58,608
Net asset value, offering price, and redemption price per share		$11.67
Class R3 shares
Net assets	$6,457,264
Shares outstanding	543,602
Net asset value, offering price, and redemption price per share		$11.88
Class R4 shares
Net assets	$3,987,455
Shares outstanding	331,025
Net asset value, offering price, and redemption price per share		$12.05
Class R5 shares
Net assets	$55,112
Shares outstanding	4,562
Net asset value, offering price, and redemption price per share		$12.08

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$5,522,661
Interest	136,653
Foreign taxes withheld	(14,105)
Total investment income		$5,645,209
Expenses
Management fee	$2,450,685
Distribution and service fees	1,956,126
Shareholder servicing costs	624,436
Administrative services fee	53,031
Retirement plan administration and services fees	8,997
Independent trustees’ compensation	9,828
Custodian fee	112,318
Shareholder communications	51,864
Auditing fees	23,159
Legal fees	7,622
Miscellaneous	137,731
Total expenses		$5,435,797
Fees paid indirectly	(782)
Reduction of expenses by investment adviser	(328,203)
Net expenses		$5,106,812
Net investment income		$538,397
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$48,811,271
Foreign currency transactions	2,468
Net realized gain (loss) on investments and foreign currency transactions		$48,813,739
Change in unrealized appreciation (depreciation)
Investments	$(118,831,504)
Translation of assets and liabilities in foreign currencies	(650)
Net unrealized gain (loss) on investments and foreign currency translation		$(118,832,154)
Net realized and unrealized gain (loss) on investments and foreign currency		$(70,018,415)
Change in net assets from operations		$(69,480,018)

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 1/31/08 (unaudited)	Year ended 7/31/07

Change in net assets
From operations
Net investment income	$538,397	$8,626,128
Net realized gain (loss) on investments and foreign currency transactions	48,813,739	112,984,547
Net unrealized gain (loss) on investments and foreign currency translation	(118,832,154)	28,115,236
Change in net assets from operations	$(69,480,018)	$149,725,911
Distributions declared to shareholders
From net investment income
Class A	$(1,524,971)	$(6,755,771)
Class B	—	(1,879,979)
Class C	—	(680,344)
Class I	(63,282)	(439,048)
Class R	—	(200,356)
Class R1	(4,214)	(5,548)
Class R2	(2,063)	(2,435)
Class R3	(19,864)	(57,185)
Class R4	(21,766)	(42,704)
Class R5	(438)	(1,015)
Class 529A	—	(13,760)
Class 529B	—	(3,964)
Class 529C	—	(5,283)
From net realized gain on investments
Class A	(56,750,950)	(11,366,760)
Class B	(27,470,885)	(6,050,019)
Class C	(11,365,976)	(2,343,946)
Class I	(1,178,221)	(563,766)
Class R	(374,464)	(361,748)
Class R1	(253,400)	(11,790)
Class R2	(99,683)	(4,694)
Class R3	(966,505)	(101,743)
Class R4	(667,005)	(65,076)
Class R5	(9,288)	(1,372)
Class 529A	—	(26,120)
Class 529B	—	(11,217)
Class 529C	—	(18,524)
Total distributions declared to shareholders	$(100,772,975)	$(31,014,167)
Change in net assets from fund share transactions	$(47,654,158)	$(383,868,279)
Total change in net assets	$(217,907,151)	$(265,156,535)
Net assets
At beginning of period	747,447,421	1,012,603,956
At end of period (including undistributed net investment income of $83,561 and $1,181,762, respectively)	$529,540,270	$747,447,421

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class A			2007	2006	2005	2004	2003

Net asset value, beginning of period	$16.15		$14.23	$16.33	$14.61	$12.80	$11.18
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.19	$0.08	$0.13	$0.05	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(1.55)		2.33	(0.27)	2.25	1.77	1.57
Total from investment operations	$(1.52)		$2.52	$(0.19)	$2.38	$1.82	$1.62
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.22)	$(0.05)	$(0.12)	$(0.01)	$—
From net realized gain on investments	(2.44)		(0.38)	(1.86)	(0.54)	—	—
Total distributions declared to shareholders	$(2.51)		$(0.60)	$(1.91)	$(0.66)	$(0.01)	$—
Net asset value, end of period	$12.12		$16.15	$14.23	$16.33	$14.61	$12.80
Total return (%) (r)(s)(t)	(10.33	)(n)	17.90	(1.16)	16.41	14.23	14.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42	(a)	1.35	1.39	1.38	1.34	1.45
Expenses after expense reductions (f)	1.31	(a)	1.25	1.29	1.28	1.29	N/A
Net investment income	0.42	(a)	1.22	0.51	0.86	0.33	0.41
Portfolio turnover	72		48	46	60	63	65
Net assets at end of period (000 omitted)	$305,637		$427,966	$566,310	$838,660	$689,399	$364,466

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class B			2007	2006	2005	2004	2003

Net asset value, beginning of period	$15.66		$13.80	$15.94	$14.30	$12.60	$11.07
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.09	$(0.02)	$0.04	$(0.04)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.51)		2.27	(0.26)	2.17	1.74	1.56
Total from investment operations	$(1.53)		$2.36	$(0.28)	$2.21	$1.70	$1.53
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$—	$(0.03)	$—	$—
From net realized gain on investments	(2.44)		(0.38)	(1.86)	(0.54)	—	—
Total distributions declared to shareholders	$(2.44)		$(0.50)	$(1.86)	$(0.57)	$—	$—
Net asset value, end of period	$11.69		$15.66	$13.80	$15.94	$14.30	$12.60
Total return (%) (r)(s)(t)	(10.69	)(n)	17.20	(1.79)	15.57	13.49	13.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.00	2.04	2.03	2.00	2.08
Expenses after expense reductions (f)	1.97	(a)	1.90	1.94	1.93	1.95	N/A
Net investment income (loss)	(0.23	)(a)	0.61	(0.15)	0.24	(0.32)	(0.22)
Portfolio turnover	72		48	46	60	63	65
Net assets at end of period (000 omitted)	$143,462		$204,071	$262,252	$406,076	$406,468	$305,967

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class C			2007	2006	2005	2004	2003

Net asset value, beginning of period	$15.67		$13.80	$15.95	$14.29	$12.59	$11.07
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.09	$(0.02)	$0.03	$(0.04)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.50)		2.27	(0.27)	2.19	1.74	1.55
Total from investment operations	$(1.52)		$2.36	$(0.29)	$2.22	$1.70	$1.52
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$—	$(0.02)	$—	$—
From net realized gain on investments	(2.44)		(0.38)	(1.86)	(0.54)	—	—
Total distributions declared to shareholders	$(2.44)		$(0.49)	$(1.86)	$(0.56)	$—	$—
Net asset value, end of period	$11.71		$15.67	$13.80	$15.95	$14.29	$12.59
Total return (%) (r)(s)(t)	(10.60	)(n)	17.22	(1.86)	15.64	13.50	13.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.00	2.04	2.03	2.00	2.08
Expenses after expense reductions (f)	1.97	(a)	1.90	1.94	1.93	1.95	N/A
Net investment income (loss)	(0.23	)(a)	0.59	(0.15)	0.23	(0.32)	(0.23)
Portfolio turnover	72		48	46	60	63	65
Net assets at end of period (000 omitted)	$59,445		$85,417	$103,520	$176,356	$159,017	$106,169

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class I			2007	2006	2005	2004	2003

Net asset value, beginning of period	$16.24		$14.32	$16.43	$14.69	$12.85	$11.19
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.25	$0.13	$0.20	$0.09	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(1.57)		2.34	(0.28)	2.24	1.79	1.57
Total from investment operations	$(1.51)		$2.59	$(0.15)	$2.44	$1.88	$1.66
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.29)	$(0.10)	$(0.16)	$(0.04)	$—
From net realized gain on investments	(2.44)		(0.38)	(1.86)	(0.54)	—	—
Total distributions declared to shareholders	$(2.57)		$(0.67)	$(1.96)	$(0.70)	$(0.04)	$—
Net asset value, end of period	$12.16		$16.24	$14.32	$16.43	$14.69	$12.85
Total return (%) (r)(s)	(10.20	)(n)	18.31	(0.85)	16.81	14.66	14.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.00	1.04	1.03	1.00	1.06
Expenses after expense reductions (f)	0.96	(a)	0.90	0.94	0.93	0.95	N/A
Net investment income	0.79	(a)	1.71	0.84	1.31	0.63	0.77
Portfolio turnover	72		48	46	60	63	65
Net assets at end of period (000 omitted)	$6,625		$10,605	$56,874	$83,422	$43,766	$6,997

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class R			2007	2006	2005	2004	2003(i)

Net asset value, beginning of period	$16.06		$14.16	$16.26	$14.58	$12.80	$11.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.19	$0.05	$0.10	$0.02	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.56)		2.30	(0.26)	2.24	1.77	1.68
Total from investment operations	$(1.53)		$2.49	$(0.21)	$2.34	$1.79	$1.67
Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.03)	$(0.12)	$(0.01)	$—
From net realized gain on investments	(2.44)		(0.38)	(1.86)	(0.54)	—	—
Total distributions declared to shareholders	$(2.44)		$(0.59)	$(1.89)	$(0.66)	$(0.01)	$—
Net asset value, end of period	$12.09		$16.06	$14.16	$16.26	$14.58	$12.80
Total return (%) (r)(s)	(10.40	)(n)	17.73	(1.28)	16.16	14.02	15.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.50	1.54	1.54	1.49	1.91	(a)
Expenses after expense reductions (f)	1.44	(a)	1.40	1.44	1.44	1.44	N/A
Net investment income (loss)	0.36	(a)	1.24	0.36	0.67	0.17	(0.13	)(a)
Portfolio turnover	72		48	46	60	63	65
Net assets at end of period (000 omitted)	$1,821		$9,790	$15,151	$19,866	$8,357	$2,378

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class R1			2007	2006	2005(i)

Net asset value, beginning of period	$15.50		$13.73	$15.93	$15.26
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.07	$(0.03)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.48)		2.26	(0.27)	0.68	(g)
Total from investment operations	$(1.51)		$2.33	$(0.30)	$0.67
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.18)	$(0.04)	$—
From net realized gain on investments	(2.44)		(0.38)	(1.86)	—
Total distributions declared to shareholders	$(2.48)		$(0.56)	$(1.90)	$—
Net asset value, end of period	$11.51		$15.50	$13.73	$15.93
Total return (%) (r)(s)	(10.68	)(n)	17.09	(1.93)	4.39	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18	(a)	2.16	2.24	2.23	(a)
Expenses after expense reductions (f)	2.08	(a)	2.00	2.05	2.13	(a)
Net investment income (loss)	(0.41	)(a)	0.42	(0.22)	(0.17)	(a)
Portfolio turnover	72		48	46	60
Net assets at end of period (000 omitted)	$1,368		$588	$300	$84

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class R2			2007	2006		2005(i)

Net asset value, beginning of period	$15.66		$13.84	$15.95		$15.26
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.08	$0.02		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(1.50)		2.32	(0.27)		0.68	(g)
Total from investment operations	$(1.50)		$2.40	$(0.25)		$0.69
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.20)	$(0.00	)(w)	$—
From net realized gain on investments	(2.44)		(0.38)	(1.86)		—
Total distributions declared to shareholders	$(2.49)		$(0.58)	$(1.86)		$—
Net asset value, end of period	$11.67		$15.66	$13.84		$15.95
Total return (%) (r)(s)	(10.49	)(n)	17.46	(1.58)		4.52	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	1.82	1.94		1.95	(a)
Expenses after expense reductions (f)	1.68	(a)	1.65	1.71		1.85	(a)
Net investment income (loss)	(0.03	)(a)	0.53	0.14		0.12	(a)
Portfolio turnover	72		48	46		60
Net assets at end of period (000 omitted)	$684		$440	$174		$106

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class R3			2007	2006	2005	2004(i)

Net asset value, beginning of period	$15.89		$14.03	$16.16	$14.53	$13.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.14	$0.03	$0.04	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.53)		2.31	(0.27)	2.26	1.36
Total from investment operations	$(1.52)		$2.45	$(0.24)	$2.30	$1.34
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.21)	$(0.03)	$(0.13)	$(0.03)
From net realized gain on investments	(2.44)		(0.38)	(1.86)	(0.54)	—
Total distributions declared to shareholders	$(2.49)		$(0.59)	$(1.89)	$(0.67)	$(0.03)
Net asset value, end of period	$11.88		$15.89	$14.03	$16.16	$14.53
Total return (%) (r)(s)	(10.47	)(n)	17.63	(1.52)	15.95	10.14	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.71	1.79	1.81	1.78	(a)
Expenses after expense reductions (f)	1.60	(a)	1.55	1.61	1.71	1.73	(a)
Net investment income (loss)	0.07	(a)	0.91	0.20	0.23	(0.18	)(a)
Portfolio turnover	72		48	46	60	63
Net assets at end of period (000 omitted)	$6,457		$4,533	$3,468	$2,580	$362

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class R4			2007	2006	2005(i)

Net asset value, beginning of period	$16.09		$14.20	$16.32	$15.59
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.19	$0.08	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(1.55)		2.33	(0.28)	0.69	(g)
Total from investment operations	$(1.52)		$2.52	$(0.20)	$0.73
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.25)	$(0.06)	$—
From net realized gain on investments	(2.44)		(0.38)	(1.86)	—
Total distributions declared to shareholders	$(2.52)		$(0.63)	$(1.92)	$—
Net asset value, end of period	$12.05		$16.09	$14.20	$16.32
Total return (%) (r)(s)	(10.34	)(n)	17.90	(1.20)	4.68	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	(a)	1.40	1.44	1.42	(a)
Expenses after expense reductions (f)	1.34	(a)	1.30	1.34	1.32	(a)
Net investment income	0.34	(a)	1.18	0.59	0.68	(a)
Portfolio turnover	72		48	46	60
Net assets at end of period (000 omitted)	$3,987		$3,976	$2,336	$52

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class R5			2007	2006	2005(i)

Net asset value, beginning of period	$16.14		$14.23	$16.34	$15.59
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.23	$0.12	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(1.55)		2.34	(0.28)	0.70	(g)
Total from investment operations	$(1.50)		$2.57	$(0.16)	$0.75
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.28)	$(0.09)	$—
From net realized gain on investments	(2.44)		(0.38)	(1.86)	—
Total distributions declared to shareholders	$(2.56)		$(0.66)	$(1.95)	$—
Net asset value, end of period	$12.08		$16.14	$14.23	$16.34
Total return (%) (r)(s)	(10.23	)(n)	18.24	(0.93)	4.81	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.10	1.14	1.13	(a)
Expenses after expense reductions (f)	1.05	(a)	1.00	1.04	1.03	(a)
Net investment income	0.67	(a)	1.44	0.77	0.98	(a)
Portfolio turnover	72		48	46	60
Net assets at end of period (000 omitted)	$55		$61	$52	$52

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, December 31, 2002 (Class R), October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Strategic Value Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

24

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

25

Notes to Financial Statements (unaudited) – continued

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/

26

Notes to Financial Statements (unaudited) – continued

loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended January 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on January 1, 2007. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end.

27

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders is as follows:

7/31/2007
Ordinary income (including any short-term capital gains)	$14,353,913
Long-term capital gain	16,660,254
Total distributions	$31,014,167

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/08
Cost of investments	$562,065,869
Gross appreciation	26,982,304
Gross depreciation	(61,307,114)
Net unrealized appreciation (depreciation)	$(34,324,810)

As of 7/31/07
Undistributed ordinary income	$20,423,639
Undistributed long-term capital gain	50,404,196
Other temporary differences	(100,312)
Net unrealized appreciation (depreciation)	$84,506,694

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class 529A, Class 529B and Class 529C shares closed on March 31, 2007.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.65% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended January 31, 2008, this waiver amounted to $326,758 and is reflected as a reduction of total expenses in the Statement of Operations. The management

28

Notes to Financial Statements (unaudited) – continued

fee incurred for the six months ended January 31, 2008 was equivalent to an annual effective rate of 0.65% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $13,636 for the six months ended January 31, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan(d)	Annual Effective Rate(e)	Distribution and Service Fee
Class A	0.10	0.25	0.35%	0.35%	$660,030
Class B	0.75	0.25	1.00%	1.00%	887,480
Class C	0.75	0.25	1.00%	1.00%	371,475
Class R	0.25	0.25	0.50%	0.50%	11,118
Class R1(c)	0.50	0.25	0.75%	0.75%	4,782
Class R2	0.25	0.25	0.50%	0.50%	1,512
Class R3	0.25	0.25	0.50%	0.50%	14,694
Class R4	—	0.25	0.25%	0.25%	5,035
Total Distribution and Service Fees					$1,956,126

(c)	Effective March 1, 2008, the distribution fee rate for Class R1 shares will be 0.75%.
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2008 based on each class’ average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2008, were as follows:

Amount
Class A	$0
Class B	$118,260
Class C	$3,388

29

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2008, the fee was $141,420, which equated to 0.0434% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended January 31, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $483,016. The fund may also pay shareholder servicing related costs directly to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500. The administrative services fee incurred for the six months ended January 31, 2008 was equivalent to an annual effective rate of 0.0163% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended January 31, 2008, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

	Annual Effective Rate(g)	Total Amount
Class R1	0.35%	$2,232
Class R2	0.20%	612
Class R3	0.12%	3,610
Class R4	0.12%	2,518
Class R5	0.08%	25
Total Retirement Plan Administration and Services Fees		$8,997

(g)	Effective January 1, 2008 the annual retirement plan administration and services fee was eliminated for Class R2, Class R3, Class R4 and Class R5 shares. Effective March 1, 2008 the annual retirement plan administration and services fee will be eliminated for Class R1 shares.

30

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended January 31, 2008, the fee paid by the fund to Tarantino LLC was $2,509 and is included in miscellaneous expense on the statement of operations. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,445, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $466,822,956 and $603,725,504, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/08		Year ended 7/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,871,910	$42,110,046	6,050,895	$96,348,742
Class B	267,192	3,712,503	630,372	9,641,687
Class C	230,218	3,138,911	343,814	5,295,484
Class I	377,759	5,997,745	100,107	1,573,213
Class R	84,497	1,260,350	135,838	2,112,084
Class R1	98,500	1,452,082	57,820	877,866
Class R2	33,686	481,886	25,230	391,101
Class R3	263,482	3,772,478	355,295	5,603,800
Class R4	107,185	1,599,655	372,696	6,022,478
Class 529A(c)	—	—	4,083	62,939
Class 529B(c)	—	—	3,861	56,441
Class 529C(c)	—	—	3,375	49,552
	4,334,429	$63,525,656	8,083,386	$128,035,387

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 1/31/08		Year ended 7/31/07
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	4,222,317	$54,341,226	1,099,550	$16,966,060
Class B	2,031,766	25,254,841	481,622	7,229,150
Class C	784,755	9,762,352	170,075	2,556,223
Class I	70,119	905,242	34,425	532,852
Class R	23,058	296,069	35,467	544,774
Class R1	21,047	257,614	1,165	17,339
Class R2	8,212	101,746	475	7,129
Class R3	78,159	986,369	10,432	158,560
Class R4	53,852	688,771	7,012	107,780
Class R5	758	9,726	155	2,386
Class 529A(c)	—	—	2,603	39,881
Class 529B(c)	—	—	1,026	15,181
Class 529C(c)	—	—	1,604	23,807
	7,294,043	$92,603,956	1,845,611	$28,201,122
Shares reacquired
Class A	(8,372,915)	$(121,081,102)	(20,464,711)	$(319,077,193)
Class B	(3,065,192)	(42,634,373)	(7,084,769)	(107,864,707)
Class C	(1,387,706)	(19,470,545)	(2,562,727)	(38,549,204)
Class I	(556,186)	(8,851,656)	(3,453,459)	(51,166,165)
Class R	(566,473)	(8,765,373)	(631,969)	(10,042,253)
Class R1	(38,624)	(519,205)	(42,945)	(661,732)
Class R2	(11,376)	(165,774)	(10,185)	(155,721)
Class R3	(83,383)	(1,168,658)	(327,568)	(5,169,435)
Class R4	(77,195)	(1,127,084)	(297,045)	(4,749,328)
Class 529A(c)	—	—	(82,934)	(1,304,696)
Class 529B(c)	—	—	(31,713)	(484,055)
Class 529C(c)	—	—	(58,076)	(880,299)
	(14,159,050)	$(203,783,770)	(35,048,101)	$(540,104,788)
Net change
Class A	(1,278,688)	$(24,629,829)	(13,314,266)	$(205,762,391)
Class B	(766,234)	(13,667,029)	(5,972,775)	(90,993,870)
Class C	(372,733)	(6,569,282)	(2,048,838)	(30,697,497)
Class I	(108,308)	(1,948,669)	(3,318,927)	(49,060,100)
Class R	(458,918)	(7,208,954)	(460,664)	(7,385,395)
Class R1	80,923	1,190,490	16,040	233,473
Class R2	30,522	417,858	15,520	242,509
Class R3	258,258	3,590,189	38,159	592,925
Class R4	83,842	1,161,342	82,663	1,380,930
Class R5	758	9,726	155	2,386
Class 529A(c)	—	—	(76,248)	(1,201,876)
Class 529B(c)	—	—	(26,826)	(412,433)
Class 529C(c)	—	—	(53,097)	(806,940)
	(2,530,578)	$(47,654,158)	(25,119,104)	$(383,868,279)

(c)	Class 529A, Class 529B, and Class 529C shares closed on March 31, 2007.

32

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended January 31, 2008, the fund’s commitment fee and interest expense were $1,503 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

33

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

34

MFS® New Endeavor Fund

CONTACT INFORMATION	BACK COVER

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

1/31/08

NEF-SEM

LETTER FROM THE CEO

Dear Shareholders:

Many of our MFS® fund shareholders have been justifiably concerned, as have most investors around the world, about the state of the global economy. As we enter 2008 we see the market volatility that began in the third quarter of 2007 has intensified.

We here at MFS, and those before us who guided the firm with the same disciplined investment process, have weathered many major economic disruptions over our eight-plus decades of managing clients’ investments. We have managed money through the Great Depression, 14 recessions, as well as numerous market crises caused by wars, political upheavals, and terrorist attacks. MFS remains in business because our investors believe in the integrity of our long-term investment strategy and its proven results.

Worries over market volatility are valid, and investors cannot always expect to see the kind of returns stocks have delivered in the bull markets of past years. Yet we believe our strategy of ADR — allocating across the major asset classes, diversifying within each class, and regularly rebalancing your portfolio to maintain your desired allocation — can help you pursue the highest investment returns while minimizing the effects of market fluctuations.

MFS is a world leader in domestic and global investing. Our team approach is research driven, globally integrated, and balanced. We have 176 investment management professionals located in the Americas, Europe, and Asia who focus on the fundamentals of each security and then integrate our sophisticated quantitative approach.* This collaborative process allows us to find opportunities in any market environment.

I personally would like to thank you for your continued business. We want you to be confident that we are constantly managing our fund offerings with you in mind, while adding new products that can help you to choose what fits your unique financial goals.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

March 14, 2008

* as of 12/31/07

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Top ten holdings
Bucyrus International, Inc., “A”	2.3%
Timken Co.	2.2%
Conceptus, Inc.	1.8%
North American Energy Partners, Inc.	1.7%
Mack-Cali Realty Corp., REIT	1.7%
New York Community Bancorp, Inc.	1.7%
MWI Veterinary Supply, Inc.	1.5%
Cooper Cos., Inc.	1.5%
Kennametal, Inc.	1.5%
Max Capital Group Ltd.	1.4%

Equity sectors
Financial Services	17.8%
Industrial Goods & Services	16.8%
Technology	15.7%
Health Care	12.9%
Energy	8.2%
Retailing	7.8%
Leisure	6.6%
Utilities & Communications	4.7%
Consumer Staples	3.1%
Special Products & Services	2.3%
Basic Materials	2.1%
Autos & Housing	1.4%

Percentages are based on net assets as of 1/31/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2007 through January 31, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007 through January 31, 2008.

Actual expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/07	Ending Account Value 1/31/08	Expenses Paid During Period (p) 8/01/07-1/31/08
A	Actual	1.40%	$1,000.00	$919.79	$6.76
	Hypothetical (h)	1.40%	$1,000.00	$1,018.10	$7.10
B	Actual	2.05%	$1,000.00	$916.28	$9.87
	Hypothetical (h)	2.05%	$1,000.00	$1,014.83	$10.38
C	Actual	2.05%	$1,000.00	$917.29	$9.88
	Hypothetical (h)	2.05%	$1,000.00	$1,014.83	$10.38
I	Actual	1.05%	$1,000.00	$921.68	$5.07
	Hypothetical (h)	1.05%	$1,000.00	$1,019.86	$5.33
R	Actual	1.55%	$1,000.00	$919.05	$7.48
	Hypothetical (h)	1.55%	$1,000.00	$1,017.34	$7.86
R1	Actual	2.16%	$1,000.00	$916.15	$10.40
	Hypothetical (h)	2.16%	$1,000.00	$1,014.28	$10.94
R2	Actual	1.76%	$1,000.00	$917.75	$8.48
	Hypothetical (h)	1.76%	$1,000.00	$1,016.29	$8.92
R3	Actual	1.68%	$1,000.00	$919.00	$8.10
	Hypothetical (h)	1.68%	$1,000.00	$1,016.69	$8.52
R4	Actual	1.43%	$1,000.00	$919.64	$6.90
	Hypothetical (h)	1.43%	$1,000.00	$1,017.95	$7.25
R5	Actual	1.14%	$1,000.00	$921.94	$5.50
	Hypothetical (h)	1.14%	$1,000.00	$1,019.41	$5.79

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Effective January 1, 2008 the fund’s Class R2, Class R3, Class R4, and Class R5 retirement plan administration and service fee was terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee not been in effect throughout the entire six month period, the annualized expense ratios would have been 1.55%, 1.56%, 1.31%, and 1.06% for Class R2, Class R3, Class R4, and Class R5 shares, respectively. The actual expenses paid during the period would have been approximately $7.48, $7.53, $6.33, and $5.12 and the hypothetical expenses paid during the period would have been approximately $7.86, $7.91, $6.65, and $5.38 for Class R2, Class R3, Class R4, and Class R5 shares, respectively.

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and service fee was terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fees been in effect throughout the entire six month period, the annualized expense ratio would have been 2.06%. The actual expenses paid during the period would have been approximately $9.93, and the hypothetical expenses paid during the period would have been approximately $10.43.

4

PORTFOLIO OF INVESTMENTS

1/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.4%
Issuer	Shares/Par	Value ($)

Apparel Manufacturers - 1.6%
Phillips-Van Heusen Corp.	27,910	$1,176,127
Quiksilver, Inc. (a)	128,180	1,221,555

		$2,397,682

Automotive - 0.6%
Sauer-Danfoss, Inc.	40,720	$879,145

Biotechnology - 0.9%
Millipore Corp. (a)	15,086	$1,058,283
Nanosphere, Inc. (a)	21,590	259,512

		$1,317,795
Brokerage & Asset Managers - 2.0%
Affiliated Managers Group, Inc. (a)	18,064	$1,775,872
KKR Private Equity Investors LP	64,414	1,078,935

		$2,854,807
Business Services - 2.0%
Corporate Executive Board Co.	28,042	$1,613,817
iGate Corp. (a)	155,160	1,284,725

		$2,898,542
Computer Software - 5.0%
ACI Worldwide, Inc. (a)	70,140	$1,045,086
CommVault Systems, Inc. (a)	67,480	1,256,478
MicroStrategy, Inc., “A” (a)	21,450	1,564,134
MSC Software Corp. (a)	159,005	2,063,885
Synopsys, Inc. (a)	60,150	1,324,503

		$7,254,086
Construction - 0.8%
Dayton Superior Corp. (a)	168,450	$409,334
Toll Brothers, Inc. (a)	33,880	788,726

		$1,198,060
Consumer Goods & Services - 1.6%
Alberto-Culver Co.	15,540	$416,317
Central Garden & Pet Co. (a)	17,170	94,263

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Goods & Services - continued
Central Garden & Pet Co., “A” (a)	34,690	$172,409
Kimberly-Clark de Mexico S.A. de C.V., “A”	171,200	693,671
New Oriental Education & Technology Group, Inc., ADR (a)	8,680	491,722
Physicians Formula Holdings, Inc. (a)	49,460	468,881

		$2,337,263
Electrical Equipment - 3.3%
Anixter International, Inc.	24,390	$1,708,763
Rockwell Automation, Inc.	20,550	1,171,761
WESCO International, Inc. (a)	43,950	1,856,448

		$4,736,972
Electronics - 5.8%
ATMI, Inc. (a)	43,140	$1,134,582
Flextronics International Ltd. (a)	119,792	1,401,566
Hittite Microwave Corp. (a)	45,360	1,806,235
Intersil Corp., “A”	61,730	1,421,642
Marvell Technology Group Ltd. (a)	78,010	925,979
PLX Technology, Inc. (a)	111,530	782,941
SanDisk Corp. (a)	34,733	883,955

		$8,356,900
Energy - Independent - 3.3%
CONSOL Energy, Inc.	19,730	$1,440,290
Foundation Coal Holdings, Inc.	9,850	515,155
Kodiak Oil & Gas Corp. (a)	115,430	238,940
McMoRan Exploration Co. (a)	68,420	1,076,931
Sandridge Energy, Inc. (a)	12,710	386,765
Venoco, Inc. (a)	71,960	1,100,268

		$4,758,349
Engineering - Construction - 3.0%
Foster Wheeler Ltd. (a)	13,920	$953,102
North American Energy Partners, Inc. (a)	209,140	2,505,497
Quanta Services, Inc. (a)	42,290	926,997

		$4,385,596
Food & Beverages - 1.8%
Dean Foods Co.	22,230	$622,440
Diamond Foods, Inc.	53,340	1,011,860
Hain Celestial Group, Inc. (a)	35,540	959,580

		$2,593,880

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Gaming & Lodging - 1.4%
Melco PBL Entertainment (Macau) Ltd., ADR (a)	31,180	$377,278
Morgans Hotel Group Co. (a)	40,050	583,529
Pinnacle Entertainment, Inc. (a)	56,970	1,039,703

		$2,000,510
General Merchandise - 1.2%
99 Cents Only Stores (a)	110,990	$923,437
Stage Stores, Inc.	65,890	788,703

		$1,712,140
Insurance - 4.6%
Aspen Insurance Holdings Ltd.	43,390	$1,224,466
Employers Holdings, Inc.	89,630	1,564,940
Max Capital Group Ltd.	73,040	2,073,606
Protective Life Corp.	47,030	1,868,972

		$6,731,984
Internet - 0.6%
TechTarget, Inc. (a)	68,890	$916,926

Leisure & Toys - 2.1%
THQ, Inc. (a)	89,450	$1,610,995
Ubisoft Entertainment S.A. (a)	15,091	1,371,941

		$2,982,936
Machinery & Tools - 10.5%
Altra Holdings, Inc. (a)	46,110	$622,946
Bucyrus International, Inc., “A”	35,290	3,271,736
Eaton Corp.	7,160	592,562
Flowserve Corp.	13,580	1,115,190
GEA Group AG (a)	61,570	1,910,010
Kennametal, Inc.	69,220	2,120,209
Polypore International, Inc. (a)	45,750	849,578
Timken Co.	105,330	3,184,126
Titan International, Inc.	54,630	1,556,409

		$15,222,766
Medical & Health Technology & Services - 3.4%
Animal Health International, Inc. (a)	77,080	$924,960
IDEXX Laboratories, Inc. (a)	20,890	1,177,569
Medassets, Inc. (a)	33,550	676,033
MWI Veterinary Supply, Inc. (a)	57,930	2,214,664

		$4,993,226

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 8.6%
ABIOMED, Inc. (a)	47,550	$718,005
Advanced Medical Optics, Inc. (a)	97,180	2,043,695
Aspect Medical Systems, Inc. (a)	137,381	1,725,505
Conceptus, Inc. (a)	156,590	2,549,285
Cooper Cos., Inc.	54,630	2,151,329
Immucor, Inc. (a)	46,420	1,338,753
NxStage Medical, Inc. (a)	73,570	893,140
Thoratec Corp. (a)	67,930	1,086,880

		$12,506,592
Metals & Mining - 1.6%
Allegheny Technologies, Inc.	8,580	$604,032
Century Aluminum Co. (a)	32,060	1,666,799

		$2,270,831
Natural Gas - Distribution - 1.8%
Energen Corp.	25,620	$1,611,498
Equitable Resources, Inc.	18,190	1,014,093

		$2,625,591
Natural Gas - Pipeline - 0.3%
El Paso Corp.	25,750	$424,360

Network & Telecom - 3.8%
NICE Systems Ltd., ADR (a)	62,990	$1,928,124
Polycom, Inc. (a)	44,050	1,112,263
QLogic Corp. (a)	82,490	1,179,607
Sonus Networks, Inc. (a)	301,890	1,234,730

		$5,454,724
Oil Services - 4.9%
Dresser-Rand Group, Inc. (a)	20,220	$640,974
Dril-Quip, Inc. (a)	16,340	793,144
Exterran Holdings, Inc. (a)	16,070	1,048,407
Hercules Offshore, Inc. (a)	54,210	1,249,541
Lufkin Industries, Inc.	25,370	1,341,312
Natural Gas Services Group, Inc. (a)	49,870	862,751
TETRA Technologies, Inc. (a)	78,280	1,225,082

		$7,161,211
Other Banks & Diversified Financials - 6.8%
Center Financial Corp.	69,510	$804,926
East West Bancorp, Inc.	52,100	1,253,526

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Encore Bancshares, Inc. (a)	81,040	$1,540,570
Euro Dekania Ltd. (a)(z)	88,160	1,239,462
New York Community Bancorp, Inc.	130,780	2,425,969
TCF Financial Corp.	54,860	1,165,775
Viewpoint Financial Group	94,500	1,437,345

		$9,867,573
Personal Computers & Peripherals - 0.5%
Mellanox Technologies Ltd. (a)	46,480	$735,778

Real Estate - 4.4%
Essex Property Trust REIT	15,940	$1,651,543
Kilroy Realty Corp., REIT	28,410	1,392,942
Mack-Cali Realty Corp., REIT	68,520	2,433,830
Taubman Centers, Inc., REIT	16,980	851,547

		$6,329,862
Restaurants - 3.1%
Panera Bread Co., “A” (a)	47,610	$1,798,706
Red Robin Gourmet Burgers, Inc. (a)	51,900	1,810,272
Texas Roadhouse, Inc., “A” (a)	79,300	957,151

		$4,566,129
Specialty Chemicals - 0.5%
Cytec Industries, Inc.	12,100	$684,981

Specialty Stores - 5.0%
Advance Auto Parts, Inc.	20,840	$743,571
CarMax, Inc. (a)	50,770	1,132,171
Citi Trends, Inc. (a)	41,540	567,852
Dick’s Sporting Goods, Inc. (a)	54,600	1,777,230
Ethan Allen Interiors, Inc.	52,980	1,639,731
PetSmart, Inc.	33,020	755,167
Zumiez, Inc. (a)	34,760	668,435

		$7,284,157
Telephone Services - 0.1%
Embarq Corp.	2,560	$115,968

Utilities - Electric Power - 2.5%
Cleco Corp.	30,760	$795,146
CMS Energy Corp.	70,277	1,101,241

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
DPL, Inc.	34,570	$959,663
Westar Energy, Inc.	31,790	774,401

		$3,630,451
Total Common Stocks (Identified Cost, $157,580,177) (k)		$144,187,773

Other Assets, Less Liabilities - 0.6%		903,771
Net Assets - 100.0%		$145,091,544

(a)	Non-income producing security.
(k)	As of January 31, 2008, the fund had three securities that were fair valued, aggregating $4,521,413 and 3.14% of market value, in accordance with the policies adopted by the Board of Trustees.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Euro Dekania Ltd.	3/08/07	$1,158,069	$1,239,462
% of Net Assets			0.9%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $157,580,177)	$144,187,773
Receivable for investments sold	4,555,022
Receivable for fund shares sold	85,458
Dividends receivable	26,415
Receivable from investment adviser	37,754
Other assets	2,878
Total assets		$148,895,300
Liabilities
Payable to custodian	$87,870
Payable for investments purchased	2,499,140
Payable for fund shares reacquired	949,092
Payable to affiliates
Management fee	5,899
Shareholder servicing costs	145,137
Distribution and service fees	4,372
Administrative services fee	158
Retirement plan administration and services fees	24
Payable for independent trustees’ compensation	1,859
Accrued expenses and other liabilities	110,205
Total liabilities		$3,803,756
Net assets		$145,091,544
Net assets consist of:
Paid-in capital	$165,308,232
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(13,392,870)
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(6,128,008)
Accumulated net investment loss	(695,810)
Net assets		$145,091,544
Shares of beneficial interest outstanding		15,413,835

11

Statement of Assets and Liabilities (unaudited) – continued

Class A shares:
Net assets	$86,915,108
Shares outstanding	9,063,976
Net asset value per share		$9.59
Offering price per share (100/94.25 X net asset value per share)		$10.18
Class B shares:
Net assets	$28,323,241
Shares outstanding	3,117,822
Net asset value and offering price per share		$9.08
Class C shares:
Net assets	$17,309,255
Shares outstanding	1,904,700
Net asset value and offering price per share		$9.09
Class I shares:
Net assets	$2,076,778
Shares outstanding	209,992
Net asset value, offering price, and redemption price per share		$9.89
Class R shares:
Net assets	$1,487,443
Shares outstanding	156,988
Net asset value, offering price, and redemption price per share		$9.47
Class R1 shares
Net assets	$1,290,172
Shares outstanding	142,706
Net asset value, offering price, and redemption price per share		$9.04
Class R2 shares
Net assets	$1,052,183
Shares outstanding	114,690
Net asset value, offering price, and redemption price per share		$9.17
Class R3 shares
Net assets	$3,858,846
Shares outstanding	412,782
Net asset value, offering price, and redemption price per share		$9.35
Class R4 shares
Net assets	$2,719,339
Shares outstanding	284,069
Net asset value, offering price, and redemption price per share		$9.57
Class R5 shares
Net assets	$59,179
Shares outstanding	6,110
Net asset value, offering price, and redemption price per share		$9.69

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net Investment loss
Income
Dividends	$766,899
Interest	26,887
Foreign taxes withheld	(2,685)
Total investment income		$791,101
Expenses
Management fee	$691,372
Distribution and service fees	511,776
Shareholder servicing costs	191,930
Administrative services fee	18,681
Retirement plan administration and services fees	7,518
Independent trustees’ compensation	5,457
Custodian fee	44,639
Shareholder communications	25,477
Auditing fees	19,014
Legal fees	2,288
Registration fees	86,928
Miscellaneous	5,535
Total expenses		$1,610,615
Fees paid indirectly	(844)
Reduction of expenses by investment adviser	(122,860)
Net expenses		$1,486,911
Net investment loss		$(695,810)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$3,582,090
Foreign currency transactions	3,038
Net realized gain (loss) on investments and foreign currency transactions		$3,585,128
Change in unrealized appreciation (depreciation)
Investments	$(16,324,358)
Translation of assets and liabilities in foreign currencies	(466)
Net unrealized gain (loss) on investments and foreign currency translation		$(16,324,824)
Net realized and unrealized gain (loss) on investments and foreign currency		$(12,739,696)
Change in net assets from operations		$(13,435,506)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 1/31/08 (unaudited)	Year ended 7/31/07

Change in net assets
From operations
Net investment loss	$(695,810)	$(1,368,393)
Net realized gain (loss) on investments and foreign currency transactions	3,585,128	44,229,920
Net unrealized gain (loss) on investments and foreign currency translation	(16,324,824)	1,869,614
Change in net assets from operations	$(13,435,506)	$44,731,141
Distributions declared to shareholders
From net realized gain on investments
Class A	$(22,185,996)	$(26,953,743)
Class B	(7,294,107)	(8,450,571)
Class C	(4,605,166)	(4,785,754)
Class I	(485,333)	(410,844)
Class R	(495,769)	(2,077,964)
Class R1	(293,821)	(188,629)
Class R2	(233,480)	(134,319)
Class R3	(849,727)	(566,129)
Class R4	(531,919)	(264,498)
Class R5	(13,277)	(10,421)
Total distributions declared to shareholders	$(36,988,595)	$(43,842,872)
Change in net assets from fund share transactions	$(9,061,528)	$(65,281,309)
Total change in net assets	$(59,485,629)	$(64,393,040)
Net assets
At beginning of period	204,577,173	268,970,213
At end of period (including accumulated net investment loss of $695,810 and $0, respectively)	$145,091,544	$204,577,173

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class A			2007	2006	2005	2004	2003

Net asset value, beginning of period	$13.17		$13.37	$13.86	$11.99	$10.53	$7.95
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.05)	$(0.11)	$(0.13)	$(0.15)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.81)		2.45	(0.22)	2.04	1.69	2.65
Total from investment operations	$(0.84)		$2.40	$(0.33)	$1.91	$1.54	$2.58
Less distributions declared to shareholders
From net realized gain on investments	$(2.74)		$(2.60)	$(0.16)	$(0.04)	$(0.08)	$—
Net asset value, end of period	$9.59		$13.17	$13.37	$13.86	$11.99	$10.53
Total return (%) (r)(s)(t)	(8.02	)(n)	19.27	(2.45)	15.92	14.68	32.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.47	1.47	1.44	1.45	1.94
Expenses after expense reductions (f)	1.40	(a)	1.40	1.40	1.40	1.40	1.44 (x)
Net investment loss	(0.54	)(a)	(0.36)	(0.78)	(1.00)	(1.18)	(0.83)
Portfolio turnover	50		137	139	88	93	287
Net assets at end of period (000 omitted)	$86,915		$124,432	$166,388	$200,067	$122,682	$21,471

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class B			2007	2006	2005	2004	2003

Net asset value, beginning of period	$12.66		$13.02	$13.58	$11.83	$10.42	$7.92
Income (loss) from investment operations
Net investment loss (d)	$(0.07)		$(0.13)	$(0.19)	$(0.21)	$(0.23)	$(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.77)		2.37	(0.21)	2.00	1.69	2.62
Total from investment operations	$(0.84)		$2.24	$(0.40)	$1.79	$1.46	$2.50
Less distributions declared to shareholders
From net realized gain on investments	$(2.74)		$(2.60)	$(0.16)	$(0.04)	$(0.05)	$—
Net asset value, end of period	$9.08		$12.66	$13.02	$13.58	$11.83	$10.42
Total return (%) (r)(s)(t)	(8.37	)(n)	18.47	(3.02)	15.12	13.95	31.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.19	(a)	2.12	2.12	2.09	2.10	2.59
Expenses after expense reductions (f)	2.05	(a)	2.05	2.05	2.05	2.05	2.09 (x)
Net investment loss	(1.20	)(a)	(1.01)	(1.43)	(1.66)	(1.82)	(1.48)
Portfolio turnover	50		137	139	88	93	287
Net assets at end of period (000 omitted)	$28,323		$38,142	$49,920	$69,791	$64,612	$17,541

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class C			2007	2006	2005	2004	2003

Net asset value, beginning of period	$12.66		$13.02	$13.59	$11.83	$10.42	$7.92
Income (loss) from investment operations
Net investment loss (d)	$(0.07)		$(0.13)	$(0.19)	$(0.21)	$(0.22)	$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.76)		2.37	(0.22)	2.01	1.67	2.63
Total from investment operations	$(0.83)		$2.24	$(0.41)	$1.80	$1.45	$2.50
Less distributions declared to shareholders
From net realized gain on investments	$(2.74)		$(2.60)	$(0.16)	$(0.04)	$(0.04)	$—
Net asset value, end of period	$9.09		$12.66	$13.02	$13.59	$11.83	$10.42
Total return (%) (r)(s)(t)	(8.27	)(n)	18.47	(3.09)	15.21	13.94	31.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.19	(a)	2.12	2.12	2.09	2.10	2.59
Expenses after expense reductions (f)	2.05	(a)	2.05	2.05	2.05	2.05	2.09 (x)
Net investment loss	(1.19	)(a)	(1.01)	(1.43)	(1.66)	(1.83)	(1.49)
Portfolio turnover	50		137	139	88	93	287
Net assets at end of period (000 omitted)	$17,309		$24,370	$28,884	$40,546	$28,199	$8,413

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class I			2007		2006	2005	2004	2003

Net asset value, beginning of period	$13.47		$13.58		$14.03	$12.10	$10.59	$7.97
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.00	)(w)	$(0.06)	$(0.09)	$(0.10)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.83)		2.49		(0.23)	2.06	1.71	2.66
Total from investment operations	$(0.84)		$2.49		$(0.29)	$1.97	$1.61	$2.62
Less distributions declared to shareholders
From net realized gain on investments	$(2.74)		$(2.60)		$(0.16)	$(0.04)	$(0.10)	$—
Net asset value, end of period	$9.89		$13.47		$13.58	$14.03	$12.10	$10.59
Total return (%) (r)(s)	(7.83	)(n)	19.67		(2.13)	16.27	15.13	33.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.12		1.12	1.09	1.10	1.59
Expenses after expense reductions (f)	1.05	(a)	1.05		1.05	1.05	1.05	1.09 (x)
Net investment loss	(0.20	)(a)	(0.03)		(0.43)	(0.66)	(0.83)	(0.48)
Portfolio turnover	50		137		139	88	93	287
Net assets at end of period (000 omitted)	$2,077		$2,520		$3,769	$13,735	$12,665	$4,262

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class R			2007	2006	2005	2004	2003(i)

Net asset value, beginning of period	$13.05		$13.29	$13.79	$11.95	$10.51	$7.96
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.07)	$(0.13)	$(0.15)	$(0.17)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.80)		2.43	(0.21)	2.03	1.70	2.60
Total from investment operations	$(0.84)		$2.36	$(0.34)	$1.88	$1.53	$2.55
Less distributions declared to shareholders
From net realized gain on investments	$(2.74)		$(2.60)	$(0.16)	$(0.04)	$(0.09)	$—
Net asset value, end of period	$9.47		$13.05	$13.29	$13.79	$11.95	$10.51
Total return (%) (r)(s)	(8.10	)(n)	19.06	(2.54)	15.72	14.48	32.16	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.63	1.62	1.59	1.60	2.09	(a)
Expenses after expense reductions (f)	1.55	(a)	1.55	1.55	1.55	1.55	1.59	(a)(x)
Net investment loss	(0.66	)(a)	(0.50)	(0.93)	(1.14)	(1.32)	(0.96	)(a)
Portfolio turnover	50		137	139	88	93	287
Net assets at end of period (000 omitted)	$1,487		$7,434	$12,663	$13,752	$7,220	$23

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class R1			2007	2006	2005(i)

Net asset value, beginning of period	$12.62		$12.99	$13.58	$12.40
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.15)	$(0.21)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.76)		2.38	(0.22)	1.27	(g)
Total from investment operations	$(0.84)		$2.23	$(0.43)	$1.18
Less distributions declared to shareholders
From net realized gain on investments	$(2.74)		$(2.60)	$(0.16)	$—
Net asset value, end of period	$9.04		$12.62	$12.99	$13.58
Total return (%) (r)(s)	(8.38	)(n)	18.42	(3.24)	9.52	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.30	(a)	2.27	2.31	2.29	(a)
Expenses after expense reductions (f)	2.16	(a)	2.15	2.15	2.25	(a)
Net investment loss	(1.30	)(a)	(1.11)	(1.53)	(1.77	)(a)
Portfolio turnover	50		137	139	88
Net assets at end of period (000 omitted)	$1,290		$1,386	$1,035	$55

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class R2			2007	2006	2005(i)

Net asset value, beginning of period	$12.74		$13.05	$13.59	$12.40
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.10)	$(0.15)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.78)		2.39	(0.23)	1.25	(g)
Total from investment operations	$(0.83)		$2.29	$(0.38)	$1.19
Less distributions declared to shareholders
From net realized gain on investments	$(2.74)		$(2.60)	$(0.16)	$—
Net asset value, end of period	$9.17		$12.74	$13.05	$13.59
Total return (%) (r)(s)	(8.22	)(n)	18.86	(2.87)	9.60	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91	(a)	1.96	2.00	1.99	(a)
Expenses after expense reductions (f)	1.76	(a)	1.80	1.80	1.95	(a)
Net investment loss	(0.91	)(a)	(0.75)	(1.18)	(1.42	)(a)
Portfolio turnover	50		137	139	88
Net assets at end of period (000 omitted)	$1,052		$819	$541	$55

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class R3			2007	2006	2005	2004(i)

Net asset value, beginning of period	$12.92		$13.20	$13.73	$11.93	$11.81
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.09)	$(0.15)	$(0.17)	$(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.78)		2.41	(0.22)	2.01	0.35
Total from investment operations	$(0.83)		$2.32	$(0.37)	$1.84	$0.21
Less distributions declared to shareholders
From net realized gain on investments	$(2.74)		$(2.60)	$(0.16)	$(0.04)	$(0.09)
Net asset value, end of period	$9.35		$12.92	$13.20	$13.73	$11.93
Total return (%) (r)(s)	(8.10	)(n)	18.87	(2.77)	15.41	1.83	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82	(a)	1.83	1.87	1.84	1.85	(a)
Expenses after expense reductions (f)	1.68	(a)	1.70	1.72	1.80	1.80	(a)
Net investment loss	(0.84	)(a)	(0.66)	(1.10)	(1.34)	(1.60	)(a)
Portfolio turnover	50		137	139	88	93
Net assets at end of period (000 omitted)	$3,859		$3,265	$3,362	$3,115	$120

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class R4			2007	2006	2005(i)

Net asset value, beginning of period	$13.15		$13.36	$13.86	$12.62
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.06)	$(0.12)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.81)		2.45	(0.22)	1.26	(g)
Total from investment operations	$(0.84)		$2.39	$(0.34)	$1.24
Less distributions declared to shareholders
From net realized gain on investments	$(2.74)		$(2.60)	$(0.16)	$—
Net asset value, end of period	$9.57		$13.15	$13.36	$13.86
Total return (%) (r)(s)	(8.04	)(n)	19.19	(2.52)	9.83	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.51	1.52	1.44	(a)
Expenses after expense reductions (f)	1.43	(a)	1.45	1.45	1.40	(a)
Net investment loss	(0.57	)(a)	(0.45)	(0.81)	(0.90	)(a)
Portfolio turnover	50		137	139	88
Net assets at end of period (000 omitted)	$2,719		$2,151	$2,354	$1,105

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class R5			2007	2006	2005(i)

Net asset value, beginning of period	$13.25		$13.41	$13.87	$12.62
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.02)	$(0.07)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.80)		2.46	(0.23)	1.28	(g)
Total from investment operations	$(0.82)		$2.44	$(0.30)	$1.25
Less distributions declared to shareholders
From net realized gain on investments	$(2.74)		$(2.60)	$(0.16)	$—
Net asset value, end of period	$9.69		$13.25	$13.41	$13.87
Total return (%) (r)(s)	(7.81	)(n)	19.53	(2.23)	9.90	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.22	1.22	1.19	(a)
Expenses after expense reductions (f)	1.14	(a)	1.15	1.15	1.15	(a)
Net investment loss	(0.28	)(a)	(0.11)	(0.52)	(0.62	)(a)
Portfolio turnover	50		137	139	88
Net assets at end of period (000 omitted)	$59		$64	$54	$55

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, December 31, 2002 (Class R), October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Excluding dividend expense on securities sold short, the ratio of expenses to average net assets were 1.40% (Class A), 2.05% (Class B), 2.05% (Class C), 1.05% (Class I) and 1.55% (Class R) for the stated period.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS New Endeavor Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

25

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

26

Notes to Financial Statements (unaudited) – continued

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS) may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the

27

Notes to Financial Statements (unaudited) – continued

Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended January 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on January 1, 2007. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

28

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

7/31/07
Ordinary income (including any short-term capital gains)	$13,640,447
Long-term capital gain	30,202,425
$43,842,872

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/08
Cost of investments	$159,871,953
Gross appreciation	4,883,917
Gross depreciation	(20,568,097)
Net unrealized appreciation (depreciation)	$(15,684,180)

As of 7/31/07
Undistributed ordinary income	$ 15,834,694
Undistributed long-term capital gain	13,732,541
Net unrealized appreciation (depreciation)	640,178

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1.0 billion. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. For the six months ended January 31, 2008, the fund’s average daily net assets did not exceed $1.0 billion and therefore, the management fee was not reduced.

29

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that operating expenses do not exceed 0.30% annually of the fund’s average daily net assets. This written agreement will continue through November 30, 2008 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended January 31, 2008, this reduction amounted to $122,452 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $6,912 for the six months ended January 31, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan(d)	Annual Effective Rate(e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$196,206
Class B	0.75%	0.25%	1.00%	1.00%	174,683
Class C	0.75%	0.25%	1.00%	1.00%	109,937
Class R	0.25%	0.25%	0.50%	0.50%	10,111
Class R1(c)	0.50%	0.25%	0.75%	0.75%	5,203
Class R2	0.25%	0.25%	0.50%	0.50%	2,598
Class R3	0.25%	0.25%	0.50%	0.50%	10,003
Class R4	—	0.25%	0.25%	0.25%	3,035
Total Distribution and Service Fees					$511,776

(c)	Effective March 1, 2008, the distribution fee rate for Class R1 shares will be 0.75%.
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2008 based on each class’ average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred

30

Notes to Financial Statements (unaudited) – continued

sales charges are paid to MFD and during the six months ended January 31, 2008, were as follows:

Amount
Class A	$251
Class B	$20,477
Class C	$612

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2008, the fee was $41,272, which equated to 0.0449% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended January 31, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $150,658. The fund may also pay shareholder servicing related costs directly to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended January 31, 2008 was equivalent to an annual effective rate of 0.0203% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended January 31, 2008, the fund paid MFS an annual retirement plan administration

31

Notes to Financial Statements (unaudited) – continued

and services fee up to the following annual percentage rates of each class’ average daily net assets:

	Annual Effective Rate(g)	Total Amount
Class R1	0.35%	$2,428
Class R2	0.21%	1,080
Class R3	0.13%	2,505
Class R4	0.12%	1,478
Class R5	0.08%	27
Total Retirement Plan Administration and Services Fees		$7,518

(g)	Effective January 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R2, Class R3, Class R4, and Class R5 shares. Effective March 1, 2008 the annual retirement plan administration and services fee will be eliminated for Class R1 shares.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended January 31, 2008, the fee paid by the fund to Tarantino LLC was $709 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $408, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $91,842,395 and $137,764,476, respectively.

32

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/08		Year ended 7/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,236,408	$15,340,413	1,980,893	$26,801,585
Class B	92,529	1,054,316	320,571	4,139,062
Class C	146,571	1,661,757	376,357	4,839,308
Class I	193,902	2,675,747	71,247	979,417
Class R	113,965	1,455,196	135,233	1,802,217
Class R1	45,877	500,359	125,688	1,579,362
Class R2	36,535	437,105	83,919	1,103,898
Class R3	187,336	2,261,976	298,852	3,819,387
Class R4	117,425	1,392,815	187,345	2,530,723
	2,170,548	$26,779,684	3,580,105	$47,594,959
Shares issued to shareholders in reinvestment of distributions
Class A	1,892,340	$19,699,262	1,945,588	$24,008,624
Class B	680,291	6,714,473	633,000	7,539,033
Class C	416,597	4,111,808	350,467	4,174,065
Class I	44,797	480,673	31,602	398,188
Class R	47,121	484,404	164,884	2,018,179
Class R1	29,921	293,821	15,878	188,629
Class R2	23,442	233,480	11,231	134,319
Class R3	83,717	849,727	46,667	566,079
Class R4	51,195	531,919	21,449	264,465
Class R5	1,263	13,277	841	10,421
	3,270,684	$33,412,844	3,221,607	$39,302,002

33

Notes to Financial Statements (unaudited) – continued

	Six months ended 1/31/08		Year ended 7/31/07
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(3,515,909)	$(42,388,007)	(6,921,731)	$(93,725,290)
Class B	(668,881)	(7,562,094)	(1,775,084)	(23,204,463)
Class C	(583,388)	(6,547,648)	(1,020,450)	(13,417,927)
Class I	(215,743)	(2,940,874)	(193,325)	(2,702,135)
Class R	(573,923)	(7,325,350)	(683,401)	(9,250,818)
Class R1	(42,959)	(473,893)	(111,370)	(1,396,154)
Class R2	(9,623)	(111,386)	(72,219)	(934,797)
Class R3	(110,915)	(1,320,081)	(347,580)	(4,527,156)
Class R4	(48,085)	(584,723)	(221,412)	(3,019,530)
	(5,769,426)	$(69,254,056)	(11,346,572)	$(152,178,270)
Net change
Class A	(387,161)	$(7,348,347)	(2,995,250)	$(42,915,081)
Class B	103,939	206,695	(821,513)	(11,526,368)
Class C	(20,220)	(774,083)	(293,626)	(4,404,554)
Class I	22,956	215,546	(90,476)	(1,324,530)
Class R	(412,837)	(5,385,750)	(383,284)	(5,430,422)
Class R1	32,839	320,287	30,196	371,837
Class R2	50,354	559,199	22,931	303,420
Class R3	160,138	1,791,622	(2,061)	(141,690)
Class R4	120,535	1,340,011	(12,618)	(224,342)
Class R5	1,263	13,292	841	10,421
	(328,194)	$(9,061,528)	(4,544,860)	$(65,281,309)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended January 31, 2008, the fund’s commitment fee and interest expense were $422 and $453, respectively, and are included in miscellaneous expense on the Statement of Operations.

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

35

MFS® Emerging Markets Debt Fund

CONTACT INFORMATION	BACK COVER

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

1/31/08

EMD-SEM

LETTER FROM THE CEO

Dear Shareholders:

Many of our MFS® fund shareholders have been justifiably concerned, as have most investors around the world, about the state of the global economy. As we enter 2008 we see the market volatility that began in the third quarter of 2007 has intensified.

We here at MFS, and those before us who guided the firm with the same disciplined investment process, have weathered many major economic disruptions over our eight-plus decades of managing clients’ investments. We have managed money through the Great Depression, 14 recessions, as well as numerous market crises caused by wars, political upheavals, and terrorist attacks. MFS remains in business because our investors believe in the integrity of our long-term investment strategy and its proven results.

Worries over market volatility are valid, and investors cannot always expect to see the kind of returns stocks have delivered in the bull markets of past years. Yet we believe our strategy of ADR — allocating across the major asset classes, diversifying within each class, and regularly rebalancing your portfolio to maintain your desired allocation — can help you pursue the highest investment returns while minimizing the effects of market fluctuations.

MFS is a world leader in domestic and global investing. Our team approach is research driven, globally integrated, and balanced. We have 176 investment management professionals located in the Americas, Europe, and Asia who focus on the fundamentals of each security and then integrate our sophisticated quantitative approach.* This collaborative process allows us to find opportunities in any market environment.

I personally would like to thank you for your continued business. We want you to be confident that we are constantly managing our fund offerings with you in mind, while adding new products that can help you to choose what fits your unique financial goals.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

March 14, 2008

* as of 12/31/07

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Fixed income sectors (i)
Emerging Market Bonds	91.5%
U.S. Treasury Securities	6.6%
High Yield Corporates	0.3%

Credit quality of bonds (r)
A	8.1%
BBB	19.2%
BB	45.8%
B	20.1%
CCC	1.3%
C	0.1%
Not Rated	5.4%

Portfolio facts
Average Duration (d)(i)	7.4
Average Life (i)(m)	13.2 yrs.
Average Maturity (i)(m)	13.5 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	BB+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

Country weightings (i)
Brazil	16.2%
Russia	11.7%
Mexico	9.9%
Turkey	8.0%
Venezuela	6.4%
Philippines	6.0%
Argentina	5.9%
United States	4.5%
United Kingdom	4.0%
Other Countries	27.4%

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 1/31/08.

Percentages are based on net assets as of 01/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2007 through January 31, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007 through January 31, 2008.

Actual expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/07	Ending Account Value 1/31/08	Expenses Paid During Period (p) 8/01/07-1/31/08
A	Actual	1.24%	$1,000.00	$1,058.18	$6.42
	Hypothetical (h)	1.24%	$1,000.00	$1,018.90	$6.29
B	Actual	1.99%	$1,000.00	$1,052.65	$10.27
	Hypothetical (h)	1.99%	$1,000.00	$1,015.13	$10.08
C	Actual	1.99%	$1,000.00	$1,053.43	$10.27
	Hypothetical (h)	1.99%	$1,000.00	$1,015.13	$10.08
I	Actual	0.99%	$1,000.00	$1,057.98	$5.12
	Hypothetical (h)	0.99%	$1,000.00	$1,020.16	$5.03
W	Actual	1.09%	$1,000.00	$1,058.98	$5.64
	Hypothetical (h)	1.09%	$1,000.00	$1,019.66	$5.53

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

1/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 90.5%
Issuer	Shares/Par		Value ($)
Foreign Bonds - 90.3%

Argentina - 5.7%
Autopistas del Sol S.A., 11.5%, 2017 (n)		$600,000	$492,750
Autopistas del Sol S.A., 11.5%, 2017		175,000	143,719
GC Impsat Holdings I PLC, 9.875%, 2017 (n)		373,000	359,479
Republic of Argentina, 7%, 2011		3,918,408	3,800,856
Republic of Argentina, 7%, 2013		11,189,810	9,927,848
Republic of Argentina, 7%, 2015		3,671,600	3,153,904
Republic of Argentina, 8.28%, 2033		1,806,242	1,663,549
Republic of Argentina, FRN, 2%, 2010	ARS	3,276,029	984,431
Republic of Argentina, FRN, 5.389%, 2012		$2,375,625	2,084,641
Republic of Argentina, FRN, 5.83%, 2033	ARS	1,570,000	604,363
Republic of Argentina, FRN, 0%, 2035		$3,376,000	433,816

			$23,649,356
Brazil - 16.5%
Banco do Brasil S.A., 7.95%, 2049 (n)		$418,000	$422,180
Banco do Brasil S.A., 7.95%, 2049		381,000	384,810
Banco do Estado de Sao Paulo S.A., 8.7%, 2010		535,000	546,369
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)		347,000	354,374
Centrais Eletricas Brasileiras S.A., 7.75%, 2015 (n)		261,000	275,042
Centrais Eletricas Brasileiras S.A., 7.75%, 2015		3,993,000	4,207,823
CESP - Companhia Energetica de Sao Paulo, 9.75%, 2015 (l)(n)	BRL	2,768,128	1,567,741
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP, 7.5%, 2016		$1,012,000	1,027,180
Federative Republic of Brazil, 6%, 2009	BRL	6,385,024	3,587,453
Federative Republic of Brazil, 10%, 2012	BRL	5,788,000	3,009,329
Federative Republic of Brazil, 6%, 2017		$19,707,000	20,101,140
Federative Republic of Brazil, 8%, 2018		7,833,000	8,851,290
Federative Republic of Brazil, 8.875%, 2019		882,000	1,097,649
Federative Republic of Brazil, 8.875%, 2024		695,000	880,913
Federative Republic of Brazil, 8.25%, 2034		4,702,000	5,741,142
Federative Republic of Brazil, 7.125%, 2037		6,294,000	6,860,460
ISA Capital do Brasil S.A., 7.875%, 2012 (n)		753,000	766,178
ISA Capital do Brasil S.A., 7.875%, 2012		100,000	101,750
JPMorgan Chase Bank (Federative Republic of Brazil, CLN II), 6%, 2009 (z)	BRL	1,227,432	689,638

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Foreign Bonds - continued
Brazil - continued
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 6%, 2009 (z)	BRL	3,055,848	$1,716,941
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 6%, 2009 (z)	BRL	2,524,470	1,418,384
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	1,874,000	974,340
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	1,672,000	869,315
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	2,645,000	1,375,203
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	1,390,000	722,696
Nota do Tesouro Nacional, 10%, 2010	BRL	2,139,000	1,162,339

			$68,711,679
Chile - 1.8%
Codelco, Inc., 6.15%, 2036		$6,066,000	$6,102,093
HQI Transelec Chile S.A., 7.875%, 2011		1,452,000	1,553,476

			$7,655,569
Colombia - 2.7%
EEB International Ltd., 8.75%, 2014 (n)		$1,013,000	$1,040,858
Republic of Colombia, 12%, 2015	COP	1,555,000,000	860,172
Republic of Colombia, 7.375%, 2017		$2,172,000	2,380,512
Republic of Colombia, 7.375%, 2037		5,384,000	5,747,420
TGI International Ltd., 9.5%, 2017 (n)		1,034,000	1,072,775

			$11,101,737
Costa Rica - 0.3%
Republic of Costa Rica, 9.995%, 2020		$1,068,000	$1,393,740

Croatia - 0.2%
Republic of Croatia, FRN, 6.212%, 2010		$861,364	$861,364

Dominican Republic - 0.3%
Cerveceria Nacional Dominicana, 8%, 2014		$753,000	$760,530
Cerveceria Nacional Dominicana, 8%, 2014 (n)		306,000	309,060
Dominican Republic, 9.04%, 2018		334,451	375,421

			$1,445,011

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Foreign Bonds - continued
Ecuador - 1.0%
Republic of Ecuador, 9.375%, 2015		$1,462,000	$1,482,700
Republic of Ecuador, FRN, 10%, 2030		2,855,000	2,762,213

			$4,244,913
El Salvador - 1.3%
Republic of El Salvador, 8.25%, 2032		$774,000	$921,060
Republic of El Salvador, 7.65%, 2035 (l)(n)		1,438,000	1,610,560
Republic of El Salvador, 7.65%, 2035		2,590,000	2,900,800

			$5,432,420
Gabon - 1.3%
Gabonese Republic, 8.2%, 2017 (n)		$5,172,000	$5,398,275

Ghana - 0.5%
Republic of Ghana, 8.5%, 2017 (n)		$2,159,000	$2,272,348

Guatemala - 0.3%
Republic of Guatemala, 9.25%, 2013		$1,050,000	$1,219,575

India - 0.2%
ICICI Bank Ltd., 6.625%, 2012 (n)		$849,000	$810,293

Indonesia - 2.7%
Majapahit Holding B.V., 7.75%, 2016		$1,874,000	$1,845,890
Majapahit Holding B.V., 7.75%, 2016 (n)		1,062,000	1,046,070
PT Arpeni Pratama Ocean Line Tbk., 8.75%, 2013 (n)		668,000	581,160
PT Arpeni Pratama Ocean Line Tbk., 8.75%, 2013		130,000	113,100
Republic of Indonesia, 6.875%, 2017		1,173,000	1,209,656
Republic of Indonesia, 6.875%, 2018 (z)		972,000	1,002,375
Republic of Indonesia, 7.75%, 2038 (l)(z)		4,438,000	4,687,637
Sertifikat Bank Indonesia, 0%, 2008	IDR	6,120,000,000	658,033

			$11,143,921
Iraq - 0.6%
Republic of Iraq, 5.8%, 2028		$3,852,000	$2,580,840

Kazakhstan - 0.7%
CenterCredit International B.V., 8.625%, 2014 (n)		$1,046,000	$938,785
Intergas Finance B.V., 6.875%, 2011		700,000	675,500
Intergas Finance B.V., 6.875%, 2011 (n)		1,135,000	1,095,275

			$2,709,560

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Foreign Bonds - continued
Lebanon - 0.4%
Lebanese Republic, 8.625%, 2013		$350,000	$344,750
Lebanese Republic, 8.5%, 2016		1,230,000	1,200,788

			$1,545,538
Macau - 0.3%
Galaxy Entertainment Finance Co. Ltd., FRN, 9.828%, 2010 (n)		$762,000	$767,715
Galaxy Entertainment Finance Co. Ltd., FRN, 10.409%, 2010		490,000	493,675

			$1,261,390
Malaysia - 1.1%
Petroliam Nasional Berhad, 7.625%, 2026		$3,643,000	$4,535,131

Mexico - 9.7%
C10 Capital SPV Ltd., 6.722% to 2016, FRN to 2049 (n)		$426,000	$372,563
C10 Capital SPV Ltd., FRN, 6.722%, 2049		101,000	88,331
Grupo Televisa S.A., 8.5%, 2032		903,000	1,086,309
Pemex Project Funding Master Trust, 5.75%, 2018 (l) (n)		5,339,000	5,427,094
Pemex Project Funding Master Trust, 5.75%, 2018		1,558,000	1,583,707
Pemex Project Funding Master Trust, 6.625%, 2035 (n)		4,714,000	4,841,278
Pemex Project Funding Master Trust, 6.625%, 2035		4,721,000	4,848,467
United Mexican States, 9%, 2011	MXN	10,090,000	981,655
United Mexican States, 8.3%, 2031		$4,352,000	5,509,632
United Mexican States, 6.75%, 2034		10,366,000	11,236,744
United Mexican States, 6.05%, 2040		3,312,000	3,259,008
Urbi Desarrollos Urbanos S.A. de C.V., 8.5%, 2016 (n)		486,000	488,430
Vitro S.A. de C.V., 8.625%, 2012		581,000	551,950

			$40,275,168
Pakistan - 0.2%
Islamic Republic of Pakistan, 7.125%, 2016		$156,000	$130,792
Islamic Republic of Pakistan, 6.875%, 2017		631,000	537,928

			$668,720
Panama - 2.6%
AES Panama S.A., 6.35%, 2016 (n)		$1,126,000	$1,087,491
Newland International Properties Corp., 9.5%, 2014 (n)		1,100,000	1,060,125
Panama Canal Railway Co., 7%, 2026 (n)		1,264,000	1,188,160
Republic of Panama, 9.375%, 2029		3,337,000	4,404,840
Republic of Panama, 6.7%, 2036 (l)		2,936,000	2,965,360

			$10,705,976

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Foreign Bonds - continued
Peru - 2.9%
Banco Central Del Peru, 0%, 2008	PEN	1,290,000	$435,019
Banco Central Del Peru, 0%, 2008		5,132,000	1,725,103
Banco de Credito del Peru, FRN, 6.95%, 2021		855,000	857,138
Iirsa Norte Finance Ltd., 8.75%, 2024 (n)(p)		1,464,748	1,677,137
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)		1,673,000	1,141,823
Peru Enhanced Pass-Through Trust, 0%, 2018		610,000	416,325
Republic of Peru, 8.375%, 2016		2,234,000	2,662,928
Republic of Peru, FRN, 6.438%, 2017		1,468,320	1,453,637
Republic of Peru, 6.55%, 2037		1,135,000	1,168,369
Southern Copper Corp., 7.5%, 2035		368,000	373,299

			$11,910,778
Philippines - 6.0%
National Power Corp., 6.875%, 2016		$1,109,000	$1,120,090
National Power Corp., 6.875%, 2016 (n)		853,000	861,530
National Power Corp., 8.4%, 2016		536,000	585,580
National Power Corp., FRN, 9.265%, 2011		3,255,000	3,505,222
Republic of Philippines, 9.375%, 2017		4,199,000	5,201,301
Republic of Philippines, 9.875%, 2019		1,220,000	1,563,125
Republic of Philippines, 7.5%, 2024		5,174,000	5,723,738
Republic of Philippines, 7.75%, 2031 (l)		3,151,000	3,544,875
Republic of Philippines, 6.375%, 2032		2,727,000	2,686,095

			$24,791,556
Russia - 11.5%
Alrosa Finance S.A., 8.875%, 2014		$5,313,000	$5,719,445
Gaz Capital S.A., 7.288%, 2037		100,000	98,380
Gazprom International S.A., 7.201%, 2020		6,174,424	6,357,804
Gazprom International S.A., 6.51%, 2022 (n)		2,860,000	2,702,700
OAO Gazprom, 9.625%, 2013		430,000	496,134
OAO Gazprom, 6.212%, 2016		11,931,000	11,632,725
OAO Gazprom, 6.51%, 2022		1,564,000	1,477,980
OAO Gazprom, 7.288%, 2037 (n)		3,271,000	3,218,010
OJSC Vimpel-Communications, 8.25%, 2016		762,000	761,086
RSHB Capital S.A., 7.175%, 2013		726,000	744,150
RSHB Capital S.A., 7.175%, 2013 (n)		559,000	572,975
Russian Federation, 3%, 2008		3,864,000	3,844,680
Russian Federation, 3%, 2011		3,450,000	3,243,000
Russian Federation, 11%, 2018		841,000	1,223,319
Russian Standard Finance S.A., 8.625%, 2011		338,000	316,875

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Foreign Bonds - continued
Russia - continued
Russian Standard Finance S.A., 8.625%, 2011 (n)		$228,000	$213,750
TNK-BP Finance S.A., 7.5%, 2013 (n)		777,000	780,885
TNK-BP Finance S.A., 7.5%, 2016 (n)		159,000	154,230
TNK-BP Finance S.A., 7.5%, 2016		674,000	653,780
VTB Capital S.A., 6.609%, 2012 (n)		3,641,000	3,604,590

			$47,816,498
South Africa - 0.3%
Republic of South Africa, 5.875%, 2022		$1,290,000	$1,247,043

Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)		$697,000	$697,697

Turkey - 7.7%
Republic of Turkey, TIPS, 10%, 2012	TRY	5,077,661	$4,396,515
Republic of Turkey, 16%, 2012	TRY	2,955,000	2,485,140
Republic of Turkey, 6.75%, 2018		$1,249,000	1,289,593
Republic of Turkey, 7%, 2020		2,692,000	2,803,045
Republic of Turkey, 7.375%, 2025		8,564,000	9,035,020
Republic of Turkey, 8%, 2034		4,241,000	4,712,811
Republic of Turkey, 6.875%, 2036 (l)		7,645,000	7,511,213

			$32,233,337
Ukraine - 1.2%
Credit Suisse International for City of Kiev Ukraine, 8.25%, 2012 (n)		$424,000	$424,339
Naftogaz Ukraine, 8.125%, 2009		1,800,000	1,749,240
Ukraine Government International, 6.75%, 2017 (n)		2,839,000	2,853,507

			$5,027,086
Uruguay - 2.9%
Republic of Uruguay, 9.25%, 2017		$4,073,000	$4,948,695
Republic of Uruguay, 5%, 2018	UYU	11,000,000	621,503
Republic of Uruguay, 8%, 2022		$3,454,000	3,813,216
Republic of Uruguay, 7.625%, 2036		2,695,000	2,839,183

			$12,222,597
Venezuela - 6.2%
Petroleos de Venezuela S.A., 5.25%, 2017		$15,193,000	$11,204,838
Republic of Venezuela, 8.5%, 2014 (l)		1,763,000	1,758,593
Republic of Venezuela, 7%, 2018		5,547,000	4,839,758

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Venezuela - continued
Republic of Venezuela, 7.65%, 2025	$5,823,000	$5,066,010
Republic of Venezuela, 9.375%, 2034	3,076,000	3,114,450

		$25,983,649
Vietnam - 1.0%
Republic of Vietnam, 6.875%, 2016	$3,787,000	$3,984,781
Total Foreign Bonds		$375,537,546

U.S. Bonds - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc., FRN, 8.394%, 2015	$1,015,000	$995,969
Total Bonds (Identified Cost, $372,820,735)		$376,533,515

Issue/Expiration Date/Strike Price	Amount of Contracts
Put Options Purchased - 0.0%
BRL Currency - February 2008 @ $1.848 (a)	$7,761,600	$12,589
TRY Currency - February 2008 @ $1.219 (a)	5,058,850	617
Total Put Options Purchased (Premiums Paid, $62,628)		$13,206

Short-Term Obligations - 7.8% (y)
Abbey National LLC, 3.031%, due 2/01/08	$16,517,000	$16,517,000
American Express Credit Corp., 4.22%, due 2/07/08	2,000,000	1,998,593
General Electric Capital Corp., 3.02%, due 2/01/08	14,016,000	14,016,000
Total Short-Term Obligations (Identified Cost, $32,531,593)		$32,531,593

Collateral for Securities Loaned - 1.6%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	6,354,618	$6,354,618
Total Investments (Identified Cost, $411,769,574) (k)		$415,432,932

Other Assets, Less Liabilities - 0.1%		565,728
Net Assets - 100.0%		$415,998,660

(a)	Non-income producing security.
(k)	As of January 31, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $365,332,410 and 87.94% of market value. An independent pricing service provided an evaluated bid for 70.48% of the market value.
(l)	All or a portion of this security is on loan.

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $54,549,232, representing 13.11% of net assets.
(p)	Payment-in-kind security.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
JPMorgan Chase Bank (Federative Republic of Brazil, CLN II), 6%, 2009	3/20/06	$526,926	$689,638
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 6%, 2009	5/25/06-6/01/06	1,180,455	1,716,941
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 6%, 2009	6/05/06-6/12/06	995,445	1,418,384
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	7/13/06-7/20/06	690,678	974,340
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	8/31/06-9/05/06	664,699	869,315
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	8/11/06-8/17/06	1,042,952	1,375,203
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	9/21/06	540,888	722,696
Republic of Indonesia, 6.875%, 2018	1/10/08	966,810	1,002,375
Republic of Indonesia, 7.75%, 2038	1/10/08-1/30/08	3,937,818	4,687,637
Total Restricted Securities			$13,456,529
% of Net Assets			3.2%

The following abbreviations are used in this report and are defined:

CDI	Interbank Deposit Certificates
CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AED	UAE Dirham
ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
KWD	Kuwaiti Dinar

Portfolio of Investments (unaudited) – continued

MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SGD	Singapore Dollar
TRY	Turkish Lira
UYU	Uruguayan Peso

Derivative contracts at 1/31/08

Futures contracts outstanding at 1/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note (Long)	25	$ 2,982,813	Mar-08	$39,756
U.S. Treasury Note 10 yr (Long)	211	24,627,656	Mar-08	674,293
				$714,049

Forward Foreign Currency Exchange Contracts at 1/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	MYR	3,669,833	2/28/08	$ 1,122,102	$ 1,133,861	$ 11,759
BUY	PLN	2,774,050	3/31/08	1,130,581	1,140,716	10,135
BUY	SGD	2,993,966	3/25/08	2,098,709	2,117,907	19,198
BUY	TRY	495,895	2/07/08	410,000	422,575	12,575

						$ 53,667

Depreciation
BUY	AED	6,684,050	2/26/08	$ 1,850,000	$ 1,823,666	$ (26,334)
SELL	BRL	17,856,077	2/14/08	10,056,320	10,131,365	(75,045)
BUY	KWD	452,405	2/28/08	1,661,421	1,659,509	(1,912)
SELL	MXN	1,625,675	2/19/08	148,266	149,936	(1,670)
BUY	PEN	3,706,250	2/25/08	1,273,472	1,270,892	(2,580)
SELL	PEN	3,706,250	2/25/08	1,250,000	1,270,892	(20,892)
SELL	TRY	2,172,661	2/11/08	1,839,794	1,848,718	(8,924)

						$(137,357)

Portfolio of Investments (unaudited) – continued

Swap Agreements at 1/31/08

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
12/20/17	USD 1,678,000	Morgan Stanley Capital Services, Inc.	(1)	1.42% (fixed rate)	$ 20,423

Interest Rate Swaps
1/02/12	BRL 2,980,000	JPMorgan Chase Bank	CDI (floating rate)	12.67% (fixed rate)	$ 3,090
1/02/12	BRL 554,000	JPMorgan Chase Bank	CDI (floating rate)	12.14% (fixed rate)	2,684
1/02/12	BRL 3,389,000	JPMorgan Chase Bank	CDI (floating rate)	12.09% (fixed rate)	17,980
1/02/12	BRL 3,378,000	JPMorgan Chase Bank	CDI (floating rate)	11.93% (fixed rate)	21,869
1/02/12	BRL 3,393,000	JPMorgan Chase Bank	CDI (floating rate)	12.11% (fixed rate)	17,382
1/02/12	BRL 3,393,000	JPMorgan Chase Bank	CDI (floating rate)	12.18% (fixed rate)	15,605

					$ 78,610

(1)	Fund to receive notional amount upon a defined credit event by Federative Republic of Brazil, 12.25%, 3/06/30.

At January 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value, including $6,223,019 of securities on loan (identified cost, $411,769,574)	$415,432,932
Cash	207,799
Restricted cash	295,700
Foreign currency, at value (identified cost, $675,252)	678,042
Receivable for forward foreign currency exchange contracts	53,667
Receivable for daily variation margin on open futures contracts	176,656
Receivable for investments sold	6,988,694
Receivable for fund shares sold	2,346,237
Interest receivable	6,356,802
Swaps, at value	99,033
Other assets	6,904
Total assets		$432,642,466
Liabilities
Distributions payable	$249,445
Payable for forward foreign currency exchange contracts	137,357
Payable for investments purchased	8,255,632
Payable for fund shares reacquired	1,494,439
Collateral for securities loaned, at value	6,354,618
Payable to affiliates
Management fee	16,912
Shareholder servicing costs	87,396
Distribution and service fees	7,527
Administrative services fee	336
Payable for independent trustees’ compensation	1,665
Accrued expenses and other liabilities	38,479
Total liabilities		$16,643,806
Net assets		$415,998,660
Net assets consist of:
Paid-in capital	$412,978,240
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	4,407,562
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(490,731)
Accumulated distributions in excess of net investment income	(896,411)
Net assets		$415,998,660
Shares of beneficial interest outstanding		29,924,249

Statement of Assets and Liabilities (unaudited) – continued

Class A shares:
Net assets	$351,953,411
Shares outstanding	25,326,154
Net asset value per share		$13.90
Offering price per share (100 / 95.25 x net asset value per share)		$14.59
Class B shares:
Net assets	$22,794,834
Shares outstanding	1,634,956
Net asset value and offering price per share		$13.94
Class C shares:
Net assets	$27,159,593
Shares outstanding	1,948,433
Net asset value and offering price per share		$13.94
Class I shares
Net assets	$8,376,856
Shares outstanding	603,470
Net asset value, offering price, and redemption price per share		$13.88
Class W shares
Net assets	$5,713,966
Shares outstanding	411,236
Net asset value, offering price, and redemption price per share		$13.89

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest		$14,644,611
Expenses
Management fee	$1,517,899
Distribution and service fees	847,691
Shareholder servicing costs	201,348
Administrative services fee	34,475
Independent trustees’ compensation	5,517
Custodian fee	135,339
Shareholder communications	37,231
Auditing fees	27,565
Legal fees	3,056
Miscellaneous	39,799
Total expenses		$2,849,920
Fees paid indirectly	(78,599)
Reduction of expenses by investment adviser and distributor	(171,874)
Net expenses		$2,599,447
Net investment income		$12,045,164
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(232,020)
Futures contracts	1,627,570
Swap transactions	56,354
Foreign currency transactions	481,931
Net realized gain (loss) on investments and foreign currency transactions		$1,933,835
Change in unrealized appreciation (depreciation)
Investments	$8,112,215
Futures contracts	169,653
Swap transactions	98,996
Translation of assets and liabilities in foreign currencies	(151,199)
Net unrealized gain (loss) on investments and foreign currency translation		$8,229,665
Net realized and unrealized gain (loss) on investments and foreign currency		$10,163,500
Change in net assets from operations		$22,208,664

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 1/31/08 (unaudited)	Year ended 7/31/07
From operations
Net investment income	$12,045,164	$16,335,888
Net realized gain (loss) on investments and foreign currency transactions	1,933,835	6,428,890
Net unrealized gain (loss) on investments and foreign currency translation	8,229,665	(6,085,319)
Change in net assets from operations	$22,208,664	$16,679,459
Distributions declared to shareholders
From net investment income
Class A	$(10,559,472)	$(13,576,744)
Class B	(614,115)	(1,218,082)
Class C	(725,099)	(1,314,211)
Class I	(270,387)	(556,432)
Class W	(156,203)	(114,664)
From net realized gain on investments
Class A	(5,121,427)	(2,544,402)
Class B	(328,107)	(285,973)
Class C	(392,189)	(296,017)
Class I	(123,019)	(115,709)
Class W	(77,170)	(1,961)
Total distributions declared to shareholders	$(18,367,188)	$(20,024,195)
Change in net assets from fund share transactions	$31,120,010	$181,484,594
Total change in net assets	$34,961,486	$178,139,858
Net assets
At beginning of period	381,037,174	202,897,316
At end of period (including accumulated distributions in excess of net investment income of $896,411 and $616,299, respectively)	$415,998,660	$381,037,174

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class A			2007	2006	2005	2004	2003

Net asset value, beginning of period	$13.75		$13.67	$13.90	$12.43	$12.14	$10.16
Income (loss) from investment operations
Net investment income (d)	$0.42		$0.86	$0.72	$0.83	$0.80	$0.76
Net realized and unrealized gain (loss) on investments and foreign currency	0.37		0.30	0.31	1.76	0.77	2.21
Total from investment operations	$0.79		$1.16	$1.03	$2.59	$1.57	$2.97
Less distributions declared to shareholders
From net investment income	$(0.43)		$(0.89)	$(0.81)	$(0.81)	$(0.80)	$(0.97)
From net realized gain on investments	(0.21)		(0.19)	(0.45)	(0.31)	(0.48)	(0.02)
Total distributions declared to shareholders	$(0.64)		$(1.08)	$(1.26)	$(1.12)	$(1.28)	$(0.99)
Net asset value, end of period	$13.90		$13.75	$13.67	$13.90	$12.43	$12.14
Total return (%) (r)(s)(t)	5.82	(n)	8.56	7.70	21.53	13.27	30.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	(a)	1.43	1.55	1.71	1.91	3.21
Expenses after expense reductions (f)	1.24	(a)	1.33	1.40	1.40	1.41	1.41
Net investment income	6.04	(a)	6.14	5.25	6.28	6.37	6.43
Portfolio turnover	57		125	156	193	228	254
Net assets at end of period (000 Omitted)	$351,953		$318,682	$155,137	$82,456	$23,690	$8,495

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class B			2007	2006	2005	2004	2003

Net asset value, beginning of period	$13.81		$13.71	$13.94	$12.45	$12.17	$10.15
Income (loss) from investment operations
Net investment income (d)	$0.37		$0.77	$0.63	$0.73	$0.72	$0.65
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		0.31	0.29	1.78	0.74	2.24
Total from investment operations	$0.72		$1.08	$0.92	$2.51	$1.46	$2.89
Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.79)	$(0.70)	$(0.71)	$(0.70)	$(0.85)
From net realized gain on investments	(0.21)		(0.19)	(0.45)	(0.31)	(0.48)	(0.02)
Total distributions declared to shareholders	$(0.59)		$(0.98)	$(1.15)	$(1.02)	$(1.18)	$(0.87)
Net asset value, end of period	$13.94		$13.81	$13.71	$13.94	$12.45	$12.17
Total return (%) (r)(s)(t)	5.26	(n)	7.90	6.90	20.79	12.32	29.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)	2.08	2.20	2.37	2.56	3.86
Expenses after expense reductions (f)	1.99	(a)	2.08	2.15	2.16	2.16	2.16
Net investment income	5.30	(a)	5.44	4.54	5.51	5.63	5.67
Portfolio turnover	57		125	156	193	228	254
Net assets at end of period (000 Omitted)	$22,795		$22,775	$20,511	$16,623	$8,680	$5,095

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class C			2007	2006	2005	2004	2003

Net asset value, beginning of period	$13.80		$13.72	$13.95	$12.47	$12.17	$10.15
Income (loss) from investment operations
Net investment income (d)	$0.37		$0.75	$0.62	$0.73	$0.71	$0.68
Net realized and unrealized gain (loss) on investments and foreign currency	0.36		0.31	0.30	1.77	0.77	2.21
Total from investment operations	$0.73		$1.06	$0.92	$2.50	$1.48	$2.89
Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.79)	$(0.70)	$(0.71)	$(0.70)	$(0.85)
From net realized gain on investments	(0.21)		(0.19)	(0.45)	(0.31)	(0.48)	(0.02)
Total distributions declared to shareholders	$(0.59)		$(0.98)	$(1.15)	$(1.02)	$(1.18)	$(0.87)
Net asset value, end of period	$13.94		$13.80	$13.72	$13.95	$12.47	$12.17
Total return (%) (r)(s)(t)	5.34	(n)	7.75	6.89	20.68	12.49	29.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)	2.08	2.19	2.36	2.56	3.86
Expenses after expense reductions (f)	1.99	(a)	2.08	2.15	2.15	2.16	2.16
Net investment income	5.29	(a)	5.35	4.47	5.50	5.67	5.59
Portfolio turnover	57		125	156	193	228	254
Net assets at end of period (000 Omitted)	$27,160		$27,060	$21,254	$10,247	$4,235	$1,095

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class I			2007	2006	2005	2004	2003

Net asset value, beginning of period	$13.75		$13.65	$13.88	$12.41	$12.12	$10.15
Income (loss) from investment operations
Net investment income (d)	$0.44		$0.92	$0.76	$0.86	$0.83	$0.84
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		0.29	0.30	1.76	0.77	2.15
Total from investment operations	$0.79		$1.21	$1.06	$2.62	$1.60	$2.99
Less distributions declared to shareholders
From net investment income	$(0.45)		$(0.92)	$(0.84)	$(0.84)	$(0.83)	$(1.00)
From net realized gain on investments	(0.21)		(0.19)	(0.45)	(0.31)	(0.48)	(0.02)
Total distributions declared to shareholders	$(0.66)		$(1.11)	$(1.29)	$(1.15)	$(1.31)	$(1.02)
Net asset value, end of period	$13.88		$13.75	$13.65	$13.88	$12.41	$12.12
Total return (%) (r)(s)	5.80	(n)	8.99	7.97	21.86	13.56	30.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.08	1.19	1.37	1.56	2.86
Expenses after expense reductions (f)	0.99	(a)	1.08	1.15	1.16	1.16	1.16
Net investment income	6.30	(a)	6.41	5.56	6.46	6.62	7.23
Portfolio turnover	57		125	156	193	228	254
Net assets at end of period (000 Omitted)	$8,377		$8,518	$5,894	$5,295	$3,749	$4,055

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/08 (unaudited)		Years ended 7/31
Class W			2007	2006(i)

Net asset value, beginning of period	$13.74		$13.67	$13.72
Income (loss) from investment operations
Net investment income (d)	$0.43		$0.87	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.37		0.30	(0.02	)(g)
Total from investment operations	$0.80		$1.17	$0.14
Less distributions declared to shareholders
From net investment income	$(0.44)		$(0.91)	$(0.19)
From net realized gain on investments	(0.21)		(0.19)	—
Total distributions declared to shareholders	$(0.65)		$(1.10)	$(0.19)
Net asset value, end of period	$13.89		$13.74	$13.67
Total return (%) (r)(s)	5.90	(n)	8.64	1.07	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.18	1.29	(a)
Expenses after expense reductions (f)	1.09	(a)	1.18	1.25	(a)
Net investment income	6.15	(a)	6.04	4.72	(a)
Portfolio turnover	57		125	156
Net assets at end of period (000 Omitted)	$5,714		$4,002	$101

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, May 1, 2006 (Class W) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Emerging Markets Debt Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency

Notes to Financial Statements (unaudited) – continued

contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

Notes to Financial Statements (unaudited) – continued

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Notes to Financial Statements (unaudited) – continued

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

Purchased Options – The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund’s exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive

Notes to Financial Statements (unaudited) – continued

foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund holds interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The fund may enter into an interest rate swap in order to manage its exposure to interest and foreign exchange rate fluctuations.

Notes to Financial Statements (unaudited) – continued

The fund holds credit default swaps in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indexes, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal

Notes to Financial Statements (unaudited) – continued

course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six ended January 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on January 1, 2007. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These

Notes to Financial Statements (unaudited) – continued

adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, foreign currency transactions, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

7/31/07
Ordinary income (including any short-term capital gains)	$18,117,492
Long-term capital gain	1,906,703
Total distributions	$20,024,195

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/08
Cost of investments	$412,918,724
Gross appreciation	8,332,191
Gross depreciation	(5,817,983)
Net unrealized appreciation (depreciation)	$2,514,208

As of 7/31/07
Undistributed ordinary income	$4,393,312
Undistributed long-term capital gain	2,233,799
Other temporary differences	(1,903,053)
Net unrealized appreciation (depreciation)	(5,545,114)

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1.0 billion. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. For the six months ended January 31, 2008, the fund’s average daily net assets did not exceed $1.0 billion and therefore, the management fee was not reduced.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.40% annually of the fund’s average daily net assets. This written agreement will continue through November 30, 2008 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended January 31, 2008, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $19,355 for the six months ended January 31, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan(d)	Annual Effective Rate(e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.25%	$598,616
Class B	0.75%	0.25%	1.00%	1.00%	113,048
Class C	0.75%	0.25%	1.00%	1.00%	133,548
Class W	0.10%	—	0.10%	0.10%	2,479
Total Distribution and Service Fees					$847,691

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.

Notes to Financial Statements (unaudited) – continued

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2008 based on each class’ average daily net assets. 0.10% of the Class A distribution fee is currently being waived under a written waiver arrangement through November 30, 2008. For the six months ended January 31, 2008, this waiver amounted to $171,033 and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2008, were as follows:

Amount
Class A	$3,948
Class B	23,627
Class C	7,583

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2008, the fee was $74,205, which equated to 0.0367% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended January 31, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $127,143. The fund may also pay shareholder servicing related costs directly to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended January 31, 2008 was equivalent to an annual effective rate of 0.0170% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services

Notes to Financial Statements (unaudited) – continued

to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended January 31, 2008, the fee paid by the fund to Tarantino LLC was $1,576 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $841, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $237,230,618 and $207,569,709, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/08		Year ended 7/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,215,565	$72,720,133	15,611,661	$220,167,771
Class B	151,594	2,113,115	504,161	7,165,638
Class C	395,025	5,514,169	907,358	12,901,591
Class I	365,703	5,182,459	331,430	4,668,855
Class W	188,840	2,630,237	300,124	4,262,781
	6,316,727	$88,160,113	17,654,734	$249,166,636
Shares issued to shareholders in reinvestment of distributions
Class A	1,034,395	$14,399,874	986,065	$13,895,861
Class B	50,615	706,795	81,658	1,154,399
Class C	46,283	646,131	58,956	833,555
Class I	21,869	303,921	35,343	497,231
Class W	13,622	189,576	7,669	108,476
	1,166,784	$16,246,297	1,169,691	$16,489,522

Notes to Financial Statements (unaudited) – continued

	Six months ended 1/31/08		Year ended 7/31/07
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(4,096,398)	$(57,098,450)	(4,775,529)	$(67,317,155)
Class B	(216,918)	(3,035,534)	(432,373)	(6,123,280)
Class C	(453,575)	(6,298,037)	(555,096)	(7,863,598)
Class I	(403,809)	(5,709,397)	(178,779)	(2,528,474)
Class W	(82,422)	(1,144,982)	(23,991)	(339,057)
	(5,253,122)	$(73,286,400)	(5,965,768)	$(84,171,564)
Net change
Class A	2,153,562	$30,021,557	11,822,197	$166,746,477
Class B	(14,709)	(215,624)	153,446	2,196,757
Class C	(12,267)	(137,737)	411,218	5,871,548
Class I	(16,237)	(223,017)	187,994	2,637,612
Class W	120,040	1,674,831	283,802	4,032,200
	2,230,389	$31,120,010	12,858,657	$181,484,594

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended January 31, 2008, the fund’s commitment fee and interest expense were $627 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of

Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X _ _

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 17, 2008

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2008

*	Print name and title of each signing officer under his or her signature.